UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2005

Item 1. Reports to Stockholders

Fidelity® Michigan Municipal Income Fund (formerly Spartan® Michigan Municipal Income Fund) and Fidelity Michigan Municipal Money Market Fund

Annual Report December 31, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders
Performance	5	How the fund has done over time.
Management’s	6	The manager’s review of fund performance,
Discussion		strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Fidelity Michigan Municipal Income Fund
Investment Changes	9	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	10	A complete list of the fund’s investments with
		their market values.
Financial Statements	21	Statements of assets and liabilities, operations,
		and changes in net assets,
		as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes/	25	A summary of major shifts in the fund’s investments
Performance		over the past six months and one year.
Investments	26	A complete list of the fund’s investments.
Financial Statements	34	Statements of assets and liabilities, operations,
		and changes in net assets,
		as well as financial highlights.
Notes	38	Notes to the Financial Statements
Report of Independent	44
Registered Public
Accounting Firm
Trustees and Officers	45
Distributions	57
Proxy Voting Results	58

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR
Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Fidelity Michigan Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of per formance each year. The $10,000 table and the fund’s returns do not reflect the deduc tion of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
Fidelity® MI Municipal Income Fund	2.67%	5.37%	5.30%

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity® Michigan Municipal Income Fund on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers Municipal Bond Index performed over the same period.

5 Annual Report

Management’s Discussion of Fund Performance

Comments from Douglas McGinley, Portfolio Manager of Fidelity® Michigan Municipal Income Fund

For the third consecutive year, the municipal bond market outperformed taxable bonds. The Lehman Brothers® Municipal Bond Index rose 3.51% for the year ending December 31, 2005. The taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, advanced 2.43% . Muni bonds were attractively valued relative to Treasuries, particu larly as tax free bond yields drew closer to those of high quality government bonds. Subse quently, the tax advantage of munis was compelling to such atypical investors in the asset class as hedge funds, corporations and taxable bond investors. The strong demand helped offset heavy issuance, particularly at the longer term end of the spectrum. The Federal Reserve Board raised short term interest rates eight times during the year, but long term rates remained persistently low, making the cost of borrowing more affordable for muni issuers. Still, absolute returns finished well below their historical averages. In addition to the rate hikes, surging energy prices pushed inflation higher, a condition further exacer bated by the damage to energy production facilities caused by Hurricane Katrina.

For the 12 months ending December 31, 2005, the fund returned 2.67% . During the same period, the LipperSM Michigan Municipal Debt Funds Average gained 2.38% and the Lehman Brothers Michigan Enhanced Municipal Bond Index rose 3.24% . Against a back drop of rising short term interest rates, Michigan’s municipal bond market performed in line with the national muni market, helped by robust demand for tax free investments plus higher revenues and stable credit ratings for many Michigan issuers. I believe the fund outpaced its Lipper peer group average because it likely had a larger stake than many of its competitors in bonds that were prerefunded during the period, a process that boosts the bonds’ prices. My decision to maintain a slight overweighting relative to the index in lower quality investment grade bonds also helped because they consistently outpaced higher quality securities throughout the year. However, I suspect the fund had less invested than many of its competitors in below investment grade securities, which may have hurt relative performance given that those securities were some of the market’s best performers. Another detractor from the fund’s performance relative to the index and also, I suspect, the Lipper average was my focus on intermediate maturity securities in a year when longer term securities performed better.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

7 Annual Report

Shareholder Expense Example continued

			Expenses Paid
			During Period*
	Beginning	Ending	July 1, 2005
	Account Value	Account Value	to December 31,
	July 1, 2005	December 31, 2005	2005
Fidelity Michigan Municipal
Income Fund
Actual	$1,000.00	$1,003.20	$2.47
HypotheticalA	$1,000.00	$1,022.74	$2.50
Fidelity Michigan Municipal
Money Market Fund
Actual	$1,000.00	$1,011.10	$2.79
HypotheticalA	$1,000.00	$1,022.43	$2.80

A 5% return per year before expenses

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Fidelity Michigan Municipal Income Fund	49%
Fidelity Michigan Municipal Money Market Fund	55%

Annual Report

8

Fidelity Michigan Municipal Income Fund
Investment Changes

Top Five Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	45.5	45.6
Escrowed/Pre Refunded	19.2	18.9
Water & Sewer	12.8	12.0
Health Care	7.3	7.3
Special Tax	5.5	4.0
Average Years to Maturity as of December 31, 2005
		6 months ago
Years	11.1	10.9

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of December 31, 2005
6 months ago
Years	6.1	6.1

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

9 Annual Report

Fidelity Michigan Municipal Income Fund
Investments December 31, 2005
Showing Percentage of Net Assets

Municipal Bonds 98.1%
	Principal	Value (Note 1)
	Amount
Guam 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.
5.875% 7/1/35	$525,000	$ 550,767
Michigan – 97.2%
Anchor Bay School District 2000 School Bldg. & Site
Series III, 5.25% 5/1/31 (b)	9,300,000	9,810,291
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (MBIA Insured)	1,405,000	1,501,748
5% 3/1/18 (MBIA Insured)	1,440,000	1,539,158
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier
Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to
Maturity) (e)	3,016,000	3,854,931
Bay City Gen. Oblig. 0% 6/1/15 (AMBAC Insured)	1,725,000	1,157,199
Birmingham County School District Series II, 5.25%
11/1/19 (Pre-Refunded to 11/1/10 @ 100) (e)	1,200,000	1,294,032
Brighton Area School District Livingston County Series II,
0% 5/1/15 (AMBAC Insured)	10,000,000	6,732,100
Byron Ctr. Pub. Schools 5.5% 5/1/16	1,055,000	1,143,820
Caladonia Cmnty. Schools Counties of Kent, Allegan and
Barry:
5.25% 5/1/17	1,370,000	1,484,929
5.25% 5/1/18	1,100,000	1,189,364
Carman-Ainsworth Cmnty. School District:
5% 5/1/14 (FSA Insured)	1,765,000	1,921,379
5% 5/1/16 (FSA Insured)	1,000,000	1,077,930
5% 5/1/17 (FSA Insured)	2,065,000	2,217,604
5.5% 5/1/14 (Pre-Refunded to 5/1/12 @ 100) (e)	1,755,000	1,946,137
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (e)	1,850,000	2,051,484
5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (e)	2,060,000	2,284,355
5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (e)	2,175,000	2,411,879
Carrier Creek Drainage District #326 5% 6/1/16
(AMBAC Insured)	1,620,000	1,747,202
Charles Stewart Mott Cmnty. College 5% 5/1/17 (MBIA
Insured)	1,675,000	1,798,783
Chippewa Valley Schools:
Series I, 5.375% 5/1/17 (Pre-Refunded to 5/1/11 @
100) (e)	1,000,000	1,090,790
5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (e)	1,125,000	1,247,524
Clarkston Cmnty. Schools:
5.25% 5/1/29	5,000,000	5,347,200
5.375% 5/1/21	1,950,000	2,140,671
5.375% 5/1/22	1,150,000	1,262,447
Comstock Park Pub. Schools 5% 5/1/16 (FSA Insured) .	1,000,000	1,077,120

See accompanying notes which are an integral part of the financial statements.

Annual Report 10

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Michigan – continued
Constantine Pub. Schools:
5% 5/1/25	$560,000	$ 584,612
5% 5/1/25 (Pre-Refunded to 11/1/12 @ 100) (e)	1,690,000	1,827,667
5.5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (e) .	1,220,000	1,355,932
5.5% 5/1/19 (Pre-Refunded to 11/1/12 @ 100) (e) .	1,245,000	1,383,718
5.5% 5/1/20 (Pre-Refunded to 11/1/12 @ 100) (e) .	1,245,000	1,383,718
5.5% 5/1/21 (Pre-Refunded to 11/1/12 @ 100) (e) .	1,250,000	1,389,275
Crawford AuSable School District (School Bldg. & Site
Proj.) Series 2001, 5.625% 5/1/18 (Pre-Refunded to
5/1/11 @ 100) (e)	1,100,000	1,210,308
Detroit City School District:
Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,679,100
Series A:
5.5% 5/1/11 (FSA Insured)	2,000,000	2,193,620
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (e) .	1,500,000	1,658,895
5.5% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (e) .	3,015,000	3,360,157
5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (e) .	1,000,000	1,105,930
5.5% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (e) .	2,000,000	2,228,960
5.5% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (e) .	3,050,000	3,373,087
Series B, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,356,079
Detroit Convention Facilities Rev. (Cobo Hall Expansion
Proj.):
5% 9/30/11 (MBIA Insured)	3,000,000	3,225,420
5% 9/30/12 (MBIA Insured)	3,000,000	3,245,340
Detroit Gen. Oblig.:
(Distributable State Aid Proj.) 5.25% 5/1/09 (AMBAC
Insured)	4,525,000	4,800,301
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc.
Insured)	1,430,000	1,525,438
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,961,742
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,985,000	2,127,900
Series B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	2,163,680
5.5% 4/1/17 (Pre-Refunded to 4/1/11 @ 100) (e)	2,615,000	2,864,523
5.5% 4/1/19 (Pre-Refunded to 4/1/11 @ 100) (e)	1,500,000	1,643,130
5.5% 4/1/20 (Pre-Refunded to 4/1/11 @ 100) (e)	1,250,000	1,369,275
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA
Insured) (c)	10,000,000	10,475,100
Series A:
0% 7/1/14 (FGIC Insured)	6,730,000	4,713,423
5.125% 7/1/31 (FGIC Insured)	8,020,000	8,344,409

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Fidelity Michigan Municipal Income Fund
Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Michigan – continued
Detroit Wtr. Supply Sys. Rev.:
Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	$6,390,000	$6,725,411
Series A:
5.5% 7/1/15 (Pre-Refunded to 1/1/10 @ 101) (e) .	3,675,000	3,987,008
5.75% 7/1/11 (MBIA Insured)	3,050,000	3,383,579
Series B:
5.25% 7/1/17 (MBIA Insured)	2,760,000	2,992,502
5.5% 7/1/33 (FGIC Insured)	10,000,000	10,792,600
6.5% 7/1/15 (FGIC Insured)	6,025,000	7,225,662
Dexter Cmnty. Schools 5% 5/1/18 (Liquidity Facility
Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,072,828
Dundee Cmnty. School District:
Series 2000, 5.375% 5/1/27 (Pre-Refunded to
5/1/10 @ 100) (e)	1,195,000	1,289,560
5.375% 5/1/19 (Pre-Refunded to 5/1/10 @ 100) (e)	1,000,000	1,079,130
East China School District 5.5% 5/1/17 (Pre-Refunded
to 11/1/11 @ 100) (e)	1,775,000	1,955,518
East Grand Rapids Pub. School District:
5% 5/1/16 (FSA Insured)	1,425,000	1,524,950
5% 5/1/17 (FSA Insured)	1,985,000	2,118,432
5.5% 5/1/17	1,690,000	1,817,882
East Lansing School District Gen. Oblig. Series B, 5%
5/1/30 (MBIA Insured)	3,530,000	3,701,346
Eastern Michigan Univ. Revs. Series 2000 B:
5.5% 6/1/20 (FGIC Insured)	2,230,000	2,386,100
5.625% 6/1/30 (FGIC Insured)	1,250,000	1,345,363
Farmington Pub. School District 5% 5/1/18 (FSA
Insured)	4,500,000	4,807,305
Fenton Area Pub. Schools 5% 5/1/14 (FGIC Insured)	1,775,000	1,925,662
Ferris State Univ. Rev.:
5% 10/1/16 (MBIA Insured)	1,255,000	1,342,888
5% 10/1/17 (MBIA Insured)	1,320,000	1,407,437
Flushing Cmnty. Schools:
5.25% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (e) .	1,000,000	1,101,940
5.25% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (e) .	1,030,000	1,134,998
Fraser Pub. School District:
5% 5/1/16 (FSA Insured)	1,055,000	1,133,819
5% 5/1/17 (FSA Insured)	1,615,000	1,734,349
Garden City School District:
5% 5/1/14 (FSA Insured)	1,210,000	1,312,705
5% 5/1/17 (FSA Insured)	1,390,000	1,487,147

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Municipal Bonds continued
		Principal	Value (Note 1)
		Amount
Michigan – continued
Genesee County Gen. Oblig. Series A:
5% 5/1/17 (MBIA Insured)		$1,355,000	$1,444,295
5% 5/1/18 (MBIA Insured)		1,505,000	1,598,190
Gibraltar School District:
5% 5/1/16 (FSA Insured)		1,230,000	1,315,965
5% 5/1/17 (FSA Insured)		1,230,000	1,311,057
5.5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (e)	.	1,200,000	1,333,704
5.5% 5/1/21 (Pre-Refunded to 11/1/12 @ 100) (e)	.	1,200,000	1,333,704
Grand Blanc Cmnty. Schools 5.5% 5/1/13 (FGIC
Insured)		1,000,000	1,093,450
Grand Rapids Downtown Dev. Auth. Tax Increment Rev.
0% 6/1/11 (MBIA Insured)		3,160,000	2,565,920
Grand Rapids San. Swr. Sys. Rev. 5% 1/1/34 (MBIA
Insured)		3,000,000	3,150,270
Grand Rapids Wtr. Supply Sys. 5.75% 1/1/11 (FGIC
Insured)		2,020,000	2,227,373
Hamilton Cmnty. Schools District 5% 5/1/24 (FGIC
Insured)		1,500,000	1,531,530
Haslett Pub. Schools 5% 5/1/16 (MBIA Insured)		1,100,000	1,176,879
Howell Pub. Schools 0% 5/1/10 (AMBAC Insured)		1,130,000	960,319
Hudsonville Pub. Schools 5% 5/1/16 (FSA Insured)		1,000,000	1,069,890
Huron School District 5.625% 5/1/16 (Pre-Refunded to
5/1/11 @ 100) (e)		1,050,000	1,157,972
Huron Valley School District:
0% 5/1/10 (FGIC Insured)		2,500,000	2,124,600
0% 5/1/11 (FGIC Insured)		5,830,000	4,751,625
0% 5/1/12 (FGIC Insured)		1,420,000	1,103,411
5.25% 5/1/16		2,450,000	2,665,282
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13		3,685,000	4,167,219
(Spectrum Health Proj.) Series A:
5.375% 1/15/11		2,420,000	2,527,061
5.375% 1/15/12		2,505,000	2,622,610
L’Anse Creuse Pub. Schools:
5.375% 5/1/18		1,000,000	1,096,330
5.375% 5/1/20		1,000,000	1,097,590
Lake Orion Cmnty. School District:
Series B, 5.25% 5/1/25 (Liquidity Facility Sumitomo
Bank Lease Fin., Inc. (SBLF))		3,000,000	3,158,280
5.25% 5/1/27 (Liquidity Facility Sumitomo Bank Lease
Fin., Inc. (SBLF))		1,150,000	1,221,611
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	.	3,000,000	2,323,410

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Fidelity Michigan Municipal Income Fund
Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Michigan – continued
Lawton Cmnty. Schools 5.5% 5/1/19 (Pre-Refunded to
11/1/11 @ 100) (e)	$1,050,000	$ 1,156,785
Livonia Muni. Bldg. Auth. 5% 5/1/17 (FGIC Insured)	1,100,000	1,141,437
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC
Insured) (Pre-Refunded to 5/1/07 @ 39.31)	8,480,000	3,179,915
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series II, 5% 10/15/33 (AMBAC Insured)	3,000,000	3,141,600
Series III, 5% 10/15/10 (MBIA Insured)	1,000,000	1,068,590
Michigan Comprehensive Trans. Rev. Series B:
5.25% 5/15/11 (FSA Insured)	1,475,000	1,600,862
5.25% 5/15/16 (Pre-Refunded to 5/15/12 @
100) (e)	3,850,000	4,205,817
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to
6/1/10 @ 100) (e)	3,000,000	3,283,530
Michigan Gen. Oblig. (Envir. Protection Prog.) 6.25%
11/1/12	2,665,000	2,982,988
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W,
4.875% 9/1/10 (AMBAC Insured) (d)	3,000,000	3,096,180
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A:
5%, tender 4/1/11 (c)	2,035,000	2,157,833
6% 11/15/19 (Pre-Refunded to 11/15/09 @
101) (e)	10,645,000	11,699,056
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/13	455,000	487,473
5.5% 3/1/14	1,300,000	1,389,141
5.5% 3/1/15	1,985,000	2,118,908
(Genesys Reg’l. Med. Hosp. Proj.) Series A, 5.3%
10/1/11 (Escrowed to Maturity) (e)	1,000,000	1,040,200
(Henry Ford Health Sys. Proj.):
Series 2003 A, 5.5% 3/1/14	2,000,000	2,164,280
Series A, 6% 11/15/19	1,945,000	2,079,302
6% 9/1/12 (AMBAC Insured)	1,500,000	1,695,195
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to
Maturity) (e)	2,500,000	2,540,575
Series Q:
5.25% 8/15/10 (Escrowed to Maturity) (e)	2,195,000	2,235,300
5.375% 8/15/26 (Escrowed to Maturity) (e)	2,450,000	2,489,764
6% 8/15/08 (Escrowed to Maturity) (e)	1,130,000	1,158,781
6% 8/15/10 (Escrowed to Maturity) (e)	1,265,000	1,299,016
Series R, 5.375% 8/15/16 (Escrowed to
Maturity) (e)	2,500,000	2,542,100

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Michigan – continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: – continued
(MidMichigan Health Obligated Group Prog.) Series
2002 A, 5.5% 4/15/18 (AMBAC Insured)	$2,000,000	$ 2,169,580
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	3,000,000	3,234,720
(Saint John Hosp. & Med. Ctr. Proj.) Series A, 6%
5/15/09 (Escrowed to Maturity) (e)	1,710,000	1,843,243
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375%
8/15/14 (Escrowed to Maturity) (e)	570,000	595,696
(Sparrow Hosp. Obligated Group Proj.):
5.5% 11/15/21	1,435,000	1,535,249
5.625% 11/15/31	4,500,000	4,746,825
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	1,535,000	1,683,818
Michigan Muni. Bond Auth. Rev.:
(Detroit School District Proj.) Series B, 5% 6/1/12
(FSA Insured)	7,300,000	7,827,936
(Local Govt. Ln. Prog.):
Series A:
0% 12/1/07 (FGIC Insured)	5,340,000	5,003,046
4.75% 12/1/09 (FGIC Insured)	6,000,000	6,005,760
Series CA, 0% 6/15/13 (FSA Insured)	3,850,000	2,835,718
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,029,536
7.5% 11/1/09 (AMBAC Insured)	20,000	20,051
Series C, 5% 5/1/11	2,085,000	2,232,430
5% 10/1/23	5,000,000	5,253,850
5.375% 10/1/19	1,980,000	2,169,922
Michigan Strategic Fund Exempt Facilities Rev. (Waste
Mgmt., Inc. Proj.) 3.75%, tender 8/1/07 (c)(d)	3,000,000	2,989,980
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison
Co. Proj.):
Series A, 5.55% 9/1/29 (MBIA Insured) (d)	1,000,000	1,058,580
Series BB:
7% 7/15/08 (MBIA Insured)	2,200,000	2,390,806
7% 5/1/21 (AMBAC Insured)	8,520,000	11,081,453
Michigan Trunk Line:
Series A:
0% 10/1/11 (AMBAC Insured)	3,630,000	2,905,016
5.5% 11/1/16	3,000,000	3,400,440
Series B, 5% 9/1/15 (FSA Insured)	5,000,000	5,434,550
5.25% 10/1/16 (FSA Insured)	3,000,000	3,256,290
Mona Shores School District 6.75% 5/1/10 (FGIC
Insured)	2,220,000	2,506,935

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Fidelity Michigan Municipal Income Fund
Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Michigan – continued
Montague Pub. School District:
5.5% 5/1/16	$1,005,000	$ 1,089,058
5.5% 5/1/17	1,005,000	1,087,430
5.5% 5/1/19	1,090,000	1,175,870
Morenci Area Schools 5.25% 5/1/21 (MBIA Insured)	1,410,000	1,510,773
Mount Clemens Cmnty. School District:
0% 5/1/17	5,000,000	2,414,800
5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (e) .	1,000,000	1,101,700
Muskegon Heights Wtr. Sys. Rev. Series 2000 A:
5.625% 11/1/20 (Pre-Refunded to 11/1/10 @
100) (e)	2,075,000	2,271,876
5.625% 11/1/30 (Pre-Refunded to 11/1/10 @
100) (e)	1,550,000	1,697,064
New Haven Cmnty. Schools 5.25% 5/1/18	1,175,000	1,268,424
Northville Pub. Schools:
Series II:
5% 5/1/15 (FSA Insured)	1,525,000	1,641,388
5% 5/1/16 (FSA Insured)	1,475,000	1,578,088
5% 5/1/17 (FSA Insured)	3,675,000	3,934,455
Northwestern Michigan Cmnty. College Impt.:
5.5% 4/1/14 (FGIC Insured)	285,000	304,386
5.5% 4/1/15 (FGIC Insured)	170,000	181,317
Northwestern Michigan College Gen. Oblig. 5% 4/1/14
(AMBAC Insured)	2,000,000	2,171,240
Oakland Univ. Rev. 5% 5/15/12 (AMBAC Insured)	1,020,000	1,099,295
Okemos Pub. School District:
0% 5/1/12 (MBIA Insured)	2,500,000	1,942,625
0% 5/1/13 (MBIA Insured)	1,700,000	1,258,425
Ovid-Elsie Area Schools Counties of Clinton, Shawassee,
Saginaw and Gratiot 5% 5/1/18 (Pre-Refunded to
11/1/12 @ 100) (e)	1,515,000	1,638,412
Petoskey Pub. School District:
5% 5/1/14 (MBIA Insured)	1,430,000	1,546,073
5% 5/1/16 (MBIA Insured)	1,945,000	2,096,574
Plainwell Cmnty. School District:
5% 5/1/15 (FSA Insured)	1,030,000	1,116,942
5% 5/1/16 (FSA Insured)	1,025,000	1,109,030
5.5% 5/1/14	1,000,000	1,104,420
5.5% 5/1/16 (Pre-Refunded to 11/1/12 @ 100) (e) .	1,000,000	1,108,230
Port Huron Area School District County of Saint Clair:
0% 5/1/08 (Liquidity Facility Michigan School Bond
Ln. Fund)	1,975,000	1,817,119

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Michigan – continued
Port Huron Area School District County of Saint Clair: -
continued
5.25% 5/1/16	$1,175,000	$ 1,279,422
5.25% 5/1/17	2,125,000	2,305,859
5.25% 5/1/18	2,175,000	2,347,934
Riverview Cmnty. School District:
5% 5/1/14	905,000	979,129
5% 5/1/15	955,000	1,028,993
5% 5/1/17	1,000,000	1,068,680
5% 5/1/18	1,000,000	1,065,040
Rochester Cmnty. School District:
Series II, 5.5% 5/1/16	1,125,000	1,239,413
5% 5/1/19 (MBIA Insured)	1,000,000	1,094,850
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William
Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	2,000,000	2,084,780
5.5% 1/1/14	4,000,000	4,089,840
Saint Clair County Gen. Oblig.:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,471,977
5% 4/1/19 (AMBAC Insured)	1,475,000	1,570,108
Saint Joseph School District 5.5% 5/1/18 (Pre-Refunded
to 11/1/11 @ 100) (e)	1,065,000	1,173,311
South Haven Pub. Schools:
5% 5/1/21 (FSA Insured)	1,450,000	1,526,125
5% 5/1/22 (FSA Insured)	1,350,000	1,419,998
South Lyon Cmnty. Schools (School Bldg. and Site Prog.)
5.25% 5/1/15 (FGIC Insured)	1,000,000	1,088,250
South Redford School District 5% 5/1/16 (MBIA Insured)	1,125,000	1,208,138
Southfield Library Bldg. Auth. 5.5% 5/1/21 (Pre-Re-
funded to 5/1/10 @ 100) (e)	1,425,000	1,544,871
Southfield Pub. Schools:
Series A:
5.25% 5/1/17 (Liquidity Facility Sumitomo Bank
Lease Fin., Inc. (SBLF))	1,025,000	1,110,987
5.25% 5/1/18 (Liquidity Facility Sumitomo Bank
Lease Fin., Inc. (SBLF))	1,025,000	1,108,271
5.25% 5/1/19 (Liquidity Facility Sumitomo Bank
Lease Fin., Inc. (SBLF))	1,025,000	1,107,595
5.25% 5/1/20 (Liquidity Facility Sumitomo Bank
Lease Fin., Inc. (SBLF))	1,025,000	1,106,928
Series B:
5.125% 5/1/16 (FSA Insured)	2,780,000	3,009,600

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Fidelity Michigan Municipal Income Fund
Investments continued

Municipal Bonds continued
		Principal	Value (Note 1)
		Amount
Michigan – continued
Southfield Pub. Schools: – continued
Series B:
5.25% 5/1/25 (FSA Insured)		$6,500,000	$ 6,988,995
Stockbridge Cmnty. Schools 5.625% 5/1/26 (Pre-Re-
funded to 5/1/10 @ 100) (e)		1,435,000	1,562,859
Taylor City Bldg. Auth. County of Wayne Bldg. Auth.
Pub. Facilities 5% 10/1/21 (MBIA Insured)		1,735,000	1,830,477
Tecumseh Pub. Schools 5.5% 5/1/30 (Pre-Refunded to
5/1/10 @ 100) (e)		1,250,000	1,355,150
Troy School District:
5% 5/1/13 (MBIA Insured) (a)		1,000,000	1,062,510
5% 5/1/15		2,135,000	2,300,420
5% 5/1/15 (MBIA Insured) (a)		1,000,000	1,065,970
5% 5/1/16 (MBIA Insured) (a)		1,000,000	1,065,250
Utica Cmnty. Schools:
5% 5/1/17		3,000,000	3,199,650
5.25% 5/1/15		725,000	792,577
5.375% 5/1/16		2,250,000	2,480,580
5.5% 5/1/17		1,000,000	1,109,740
Warren Consolidated School District 5.375% 5/1/16
(FSA Insured)		2,350,000	2,547,941
Waverly Cmnty. School District:
5% 5/1/11 (FSA Insured)		1,000,000	1,072,720
5% 5/1/17 (FSA Insured)		3,090,000	3,305,960
5.75% 5/1/14 (Pre-Refunded to 5/1/10 @ 100) (e)	.	1,000,000	1,094,090
5.75% 5/1/16 (Pre-Refunded to 5/1/10 @ 100) (e)	.	1,000,000	1,094,090
Wayne Charter County Arpt. Rev. (Detroit Metropolitan
Wayne County Arpt. Proj.) Series A, 5.25% 12/1/12
(MBIA Insured) (d)		2,500,000	2,621,850
Wayne Charter County Gen. Oblig. Series 2001 A,
5.5% 12/1/17 (MBIA Insured)		1,000,000	1,078,420
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC
Insured)		850,000	870,341
Whitehall District Schools 5.5% 5/1/15		1,000,000	1,101,700
Williamston Cmnty. Schools Gen. Oblig. 5% 5/1/18
(FGIC Insured)		1,000,000	1,069,890
Willow Run Cmnty. Schools County of Washtenaw:
5% 5/1/17 (FSA Insured)		1,875,000	2,006,044
5.5% 5/1/16 (Pre-Refunded to 5/1/11 @ 100) (e)		1,630,000	1,787,800
Woodhaven-Brownstown School District County of
Wayne:
5.375% 5/1/16		1,710,000	1,869,047
5.375% 5/1/18 (FSA Insured)		1,875,000	2,032,913

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Municipal Bonds continued
		Principal	Value (Note 1)
		Amount
Michigan – continued
Wyandotte City School District 5.375% 5/1/20 (Pre-Re-
funded to 5/1/12 @ 100) (e)		$ 1,050,000	$ 1,156,985
Wyandotte Elec. Rev.:
5.375% 10/1/14 (MBIA Insured)		3,485,000	3,688,559
5.375% 10/1/15 (MBIA Insured)		1,670,000	1,767,545
Wyoming Sewage Disp. Sys. Rev. 5% 6/1/30 (MBIA
Insured)		4,000,000	4,195,640
Zeeland Pub. Schools:
5% 5/1/16 (FGIC Insured)		2,035,000	2,191,939
5% 5/1/17 (FGIC Insured)		1,500,000	1,610,850
5.25% 5/1/16 (MBIA Insured)		1,050,000	1,145,960
			549,382,117

Puerto Rico 0.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy.
Rev. Series 1996 Y, 5% 7/1/36 (MBIA Insured)		2,500,000	2,631,375
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Series 2000 A, 5.5% 10/1/32 (Escrowed to
Maturity) (e)		850,000	922,752
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5%
7/1/18 (XL Cap. Assurance, Inc. Insured)		1,000,000	1,139,970
			4,694,097

TOTAL INVESTMENT PORTFOLIO 98.1%
(Cost $536,782,178)			554,626,981

NET OTHER ASSETS – 1.9%			10,857,135
NET ASSETS 100%			$ 565,484,116

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Sold

Treasury Contracts
60 U.S. Treasury 10-Year Bond Contracts	March 2006	$ 6,564,375	$ (67,273)

The face value of futures sold as a percentage of net assets		1.2%

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Fidelity Michigan Municipal Income Fund
Investments continued

Legend

(a) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(b) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $2,848,149.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(e) Security collateralized by an amount
sufficient to pay interest and principal.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	45.5%
Escrowed/Pre Refunded	19.2%
Water & Sewer	12.8%
Health Care	7.3%
Special Tax	5.5%
Others* (individually less than 5%)	9.7%
100.0%

*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report 20

Fidelity Michigan Municipal Income Fund
Financial Statements

Statement of Assets and Liabilities
		December 31, 2005

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $536,782,178)		$554,626,981
Cash		7,669,536
Receivable for fund shares sold		2,233,524
Interest receivable		5,884,887
Receivable for daily variation on futures contracts		10,311
Prepaid expenses		2,832
Other receivables		38,162
Total assets		570,466,233

Liabilities
Payable for investments purchased
Regular delivery	$131,509
Delayed delivery	3,210,450
Payable for fund shares redeemed	729,628
Distributions payable	635,705
Accrued management fee	174,811
Other affiliated payables	50,221
Other payables and accrued expenses	49,793
Total liabilities		4,982,117

Net Assets		$565,484,116
Net Assets consist of:
Paid in capital		$547,110,711
Undistributed net investment income		260,167
Accumulated undistributed net realized gain (loss) on
investments		335,708
Net unrealized appreciation (depreciation) on
investments		17,777,530
Net Assets, for 47,760,771 shares outstanding		$565,484,116
Net Asset Value, offering price and redemption price per
share ($565,484,116 ÷ 47,760,771 shares)		$11.84

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Fidelity Michigan Municipal Income Fund
Financial Statements continued

Statement of Operations
	Year ended December 31, 2005

Investment Income
Interest		$ 25,034,316

Expenses
Management fee	$2,132,610
Transfer agent fees	452,005
Accounting fees and expenses	135,672
Independent trustees’ compensation	2,614
Custodian fees and expenses	9,211
Registration fees	21,626
Audit	48,375
Legal	7,453
Miscellaneous	13,999
Total expenses before reductions	2,823,565
Expense reductions	(274,420)	2,549,145

Net investment income		22,485,171
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,358,475
Futures contracts	197,831
Total net realized gain (loss)		4,556,306
Change in net unrealized appreciation (depreciation) on:
Investment securities	(11,901,502)
Futures contracts	(67,273)
Total change in net unrealized appreciation
(depreciation)		(11,968,775)
Net gain (loss)		(7,412,469)
Net increase (decrease) in net assets resulting from
operations		$ 15,072,702

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$22,485,171	$22,584,939
Net realized gain (loss)	4,556,306	6,019,576
Change in net unrealized appreciation (depreciation) .	(11,968,775)	(7,701,308)
Net increase (decrease) in net assets resulting
from operations	15,072,702	20,903,207
Distributions to shareholders from net investment income .	(22,452,478)	(22,507,564)
Distributions to shareholders from net realized gain	(5,430,741)	(3,899,782)
Total distributions	(27,883,219)	(26,407,346)
Share transactions
Proceeds from sales of shares	91,467,289	72,884,467
Reinvestment of distributions	18,797,338	18,252,560
Cost of shares redeemed	(91,856,609)	(87,145,890)
Net increase (decrease) in net assets resulting from
share transactions	18,408,018	3,991,137
Redemption fees	3,250	2,127
Total increase (decrease) in net assets	5,600,751	(1,510,875)

Net Assets
Beginning of period	559,883,365	561,394,240
End of period (including undistributed net investment
income of $260,167 and undistributed net invest-
ment income of $106,864, respectively)	$565,484,116	$559,883,365

Other Information
Shares
Sold	7,616,556	5,988,507
Issued in reinvestment of distributions	1,570,055	1,506,099
Redeemed	(7,675,047)	(7,198,143)
Net increase (decrease)	1,511,564	296,463

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Financial Highlights

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 12.11	$ 12.22	$ 12.04	$ 11.47	$ 11.48
Income from Investment Operations
Net investment incomeB	472.491		.513	.532	.552D
Net realized and unrealized gain
(loss)	(.155)	(.026)	.180	.568	(.010)D
Total from investment operations	317.465		.693	1.100	.542
Distributions from net investment
income	(.472)	(.490)	(.513)	(.530)	(.552)
Distributions from net realized gain .	(.115)	(.085)	—	—	—
Total distributions	(.587)	(.575)	(.513)	(.530)	(.552)
Redemption fees added to paid in
capitalB,E	—	—	—	—	—
Net asset value, end of period	$ 11.84	$ 12.11	$ 12.22	$ 12.04	$ 11.47
Total ReturnA	2.67%	3.90%	5.87%	9.78%	4.77%
Ratios to Average Net AssetsC
Expenses before reductions	49%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.49%	.50%	.50%	.50%	.50%
Expenses net of all reductions	45%	.48%	.49%	.48%	.44%
Net investment income	3.94%	4.05%	4.22%	4.51%	4.76%D
Supplemental Data
Net assets, end of period
(000 omitted)	$565,484	$559,883	$561,394	$572,242	$505,534
Portfolio turnover rate	23%	12%	23%	17%	19%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.
D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Fidelity Michigan Municipal Money Market Fund
Investment Changes/Performance

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	12/31/05	6/30/05	12/31/04
0 – 30	92.8	90.7	92.5
31 – 90	0.0	2.2	0.9
91 – 180	3.3	3.6	2.7
181 – 397	3.9	3.5	3.9
Weighted Average Maturity
	12/31/05	6/30/05	12/31/04
Fidelity Michigan Municipal Money
Market Fund	19 Days	21 Days	21 Days
All Tax Free Money Market Funds
Average*	29 Days	24 Days	33 Days

Current and Historical Seven Day Yields
	1/2/06	10/3/05	6/27/05	3/28/05	1/3/05
Fidelity Michigan Munici
pal Money Market Fund	2.93%	2.22%	2.01%	1.59%	1.42%
If Fidelity had not reimbursed
certain fund expenses	2.90%	2.21%	1.99%	1.50%	—

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

25 Annual Report

Fidelity Michigan Municipal Money Market Fund
Investments December 31, 2005
Showing Percentage of Net Assets

Municipal Securities 95.7%
	Principal	Value (Note 1)
	Amount
Michigan – 93.6%
Allen Park Pub. School District Participating VRDN Series ROC
II R4007, 3.56% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(e)	$5,120,000	$ 5,120,000
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green
Beach Proj.) 3.56%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	13,675,000	13,675,000
Clarkston Cmnty. Schools Participating VRDN Series ROC II
R4519, 3.56% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(e)	6,100,000	6,100,000
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.)
3.56%, LOC Northern Trust Co., Chicago, VRDN (b)	4,935,000	4,935,000
Comstock Park Pub. Schools Participating VRDN Series ROC II
® 2178, 3.56% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(e)	1,330,000	1,330,000
Delta County Econ. Dev. Corp. Envir. Impt. Rev. Participating
VRDN Series PT 2371, 3.58% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(e)	3,100,000	3,100,000
Detroit City School District Participating VRDN:
ROC II R1033, 3.56% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(e)	3,655,000	3,655,000
Series AAB 04 39, 3.54% (Liquidity Facility ABN AMRO
Bank NV) (b)(e)	5,800,000	5,800,000
Series EGL 7050072, 3.56% (Liquidity Facility Citibank
NA) (b)(e)	2,000,000	2,000,000
Series MACN 05 R, 3.55% (Liquidity Facility Bank of
America NA) (b)(e)	8,495,000	8,495,000
Series PA 997, 3.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)	8,840,000	8,840,000
Series PT 2158, 3.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)	1,000,000	1,000,000
Series ROC II R4004, 3.56% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(e)	5,750,000	5,750,000
Detroit Econ. Dev. Corp. Resource Recovery Rev.:
Bonds Series A, 4% 5/1/06 (AMBAC Insured) (c)	2,500,000	2,510,550
Participating VRDN Series Merlots 01 A90, 3.59% (Liquidity
Facility Wachovia Bank NA) (b)(c)(e)	2,500,000	2,500,000
Detroit Gen. Oblig. RAN 4% 4/3/06	5,000,000	5,016,922
Detroit Swr. Disp. Rev. Participating VRDN:
Series AAB 05 3, 3.54% (Liquidity Facility ABN-AMRO Bank
NV) (b)(e)	6,500,000	6,500,000
Series Macon 02 G, 3.59% (Liquidity Facility Bank of
America NA) (b)(e)	8,520,000	8,520,000
Series Merlots 00 I, 3.54% (Liquidity Facility Wachovia Bank
NA) (b)(e)	9,300,000	9,300,000
See accompanying notes which are an integral part of the financial statements.

Annual Report 26

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Michigan – continued
Detroit Swr. Disp. Rev. Participating VRDN: – continued
Series Merlots 01 A103, 3.54% (Liquidity Facility Wachovia
Bank NA) (b)(e)	$ 9,995,000	$ 9,995,000
Series Merlots 01 A112, 3.54% (Liquidity Facility Wachovia
Bank NA) (b)(e)	3,555,000	3,555,000
Series PA 1183, 3.54% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(e)	6,000,000	6,000,000
Series ROC II R4014, 3.56% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(e)	2,070,000	2,070,000
Series SGB 47, 3.56% (Liquidity Facility Societe
Generale) (b)(e)	5,800,000	5,800,000
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 3.54% (Liquidity Facility Wachovia
Bank NA) (b)(e)	4,500,000	4,500,000
Series PT 2587, 3.54% (Liquidity Facility Dexia Cr. Local de
France) (b)(e)	3,265,000	3,265,000
Series Putters 783, 3.55% (Liquidity Facility JPMorgan Chase
Bank) (b)(e)	1,565,000	1,565,000
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202,
3.56% (Liquidity Facility Citibank NA, New York) (b)(e)	8,200,000	8,200,000
East Lansing School District Gen. Oblig. Participating VRDN
Series SGA 114, 3.6% (Liquidity Facility Societe
Generale) (b)(e)	6,000,000	6,000,000
Ecorse Pub. School District Participating VRDN Series ROC II
R7520, 3.56% (Liquidity Facility Citibank NA) (b)(e)	2,995,000	2,995,000
Fitzgerald Pub. School District Participating VRDN Series
Putters 561, 3.55% (Liquidity Facility JPMorgan Chase
Bank) (b)(e)	5,000,000	5,000,000
Genesee County Econ. Dev. Corp. (Creative Foam Corp. Proj.)
Series 1994, 3.68%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	500,000	500,000
Grand Rapids Econ. Dev. Corp. (Cornerstone Univ. Proj.)
3.56%, LOC Nat’l. City Bank, VRDN (b)	1,800,000	1,800,000
Grand Rapids San. Swr. Sys. Rev. Impt. Participating VRDN
Series EGL 98 2201, 3.56% (Liquidity Facility Citibank
NA) (b)(e)	7,940,000	7,940,000
Hartland Consolidated School District Participating VRDN
Series MSTC 01 127 Class A, 3.6% (Liquidity Facility Bear
Stearns Companies, Inc.) (b)(e)	6,655,000	6,655,000
Holland Charter Township Econ. Dev. Corp. Rev. (Chicago
Mission Proj.) 3.62%, LOC Comerica Bank, Detroit,
VRDN (b)(c)	2,335,000	2,335,000
Hudsonville Pub. Schools Participating VRDN Series PT 2797,
3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,985,000	5,985,000

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Fidelity Michigan Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Michigan – continued
Jackson Pub. Schools RAN Series 2005 B, 3.75% 5/24/06,
LOC Comerica Bank, Detroit	$ 3,000,000	$ 3,009,015
Kent County Bldg. Auth. Participating VRDN Series PT 3243,
3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,920,000	5,920,000
Kent Hosp. Fin. Auth. Health Care Rev. Bonds (Butterworth
health Sys. Obligated Group Proj.) Series 1996 A, 6.125%
1/15/21 (Pre-Refunded to 1/15/06 @ 102) (d)	2,000,000	2,042,487
Lakeview School District Calhoun County Participating VRDN
Series PT 1624, 3.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)	7,190,000	7,190,000
Macomb County Hosp. Fin. Auth. Rev. (Mount Clemens Gen.
Hosp. Proj.) Series 2003 A1, 3.7%, LOC Comerica Bank,
Detroit, VRDN (b)	20,130,000	20,130,000
Michigan Bldg. Auth. Rev. Participating VRDN:
Series AAB 03 35, 3.54% (Liquidity Facility ABN AMRO
Bank NV) (b)(e)	3,000,000	3,000,000
Series EGL 01 2202, 3.56% (Liquidity Facility Citibank NA,
New York) (b)(e)	3,000,000	3,000,000
Series MS 00 481X, 3.55% (Liquidity Facility Morgan
Stanley) (b)(e)	2,670,000	2,670,000
Series ROC II R2064, 3.56% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(e)	2,740,000	2,740,000
Series ROC II R4057, 3.56% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(e)	2,200,000	2,200,000
Series ROC II R4551, 3.56% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(e)	5,180,000	5,180,000
Michigan Gen. Oblig.:
Bonds (Multi-Modal School Ln. Prog.) Series 2005 C, 3.15%
tender 4/4/06 (Liquidity Facility DEPFA BANK PLC), CP
mode	6,500,000	6,500,000
Participating VRDN Series PT 2021, 3.54% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(e)	4,415,000	4,415,000
Michigan Higher Ed. Student Ln. Auth. Rev.:
Participating VRDN:
Series LB 05 L20, 3.63% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(c)(e)	6,475,000	6,475,000
Series PA 1064, 3.59% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(e)	7,420,000	7,420,000
Series XII B, 3.54% (AMBAC Insured), VRDN (b)(c)	2,400,000	2,400,000
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series B, 3.49%,
VRDN (b)	5,000,000	5,000,000
(Health Care Equip. Ln. Prog.):
Series B, 3.56%, LOC Standard Fed. Bank, VRDN (b)	2,600,000	2,600,000
See accompanying notes which are an integral part of the financial statements.

Annual Report 28

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Michigan – continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: – continued
(Health Care Equip. Ln. Prog.):
Series C, 3.56%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	$ 7,500,000	$ 7,500,000
Michigan Hosp. Fin. Auth. Rev. Series B, 3.56%, LOC
Standard Fed. Bank, VRDN (b)	3,600,000	3,600,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Hunt Club
Apts. Proj.) 3.55%, LOC Fannie Mae, VRDN (b)(c)	5,595,000	5,595,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2000 A, 3.59% (MBIA Insured), VRDN (b)(c)	1,700,000	1,700,000
Series 2004 A, 3.53% (FGIC Insured), VRDN (b)(c)	4,900,000	4,900,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 1999 B2, 3.6% (MBIA Insured), VRDN (b)(c)	4,100,000	4,100,000
Series 2002 A, 3.6% (MBIA Insured), VRDN (b)(c)	5,000,000	5,000,000
Michigan Muni. Bond Auth. Rev.:
Participating VRDN:
Series EGL 00 2201, 3.56% (Liquidity Facility Citibank
NA, New York) (b)(e)	3,500,000	3,500,000
Series MS 718, 3.55% (Liquidity Facility Morgan
Stanley) (b)(e)	19,184,500	19,184,500
Series MSTC 02 204, 3.6% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(e)	10,395,000	10,395,000
Series PT 3061, 3.54% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(e)	6,250,000	6,250,000
Series ROC II R 339, 3.56% (Liquidity Facility Citibank
NA) (b)(e)	8,115,000	8,115,000
Series Stars 141, 3.54% (Liquidity Facility BNP Paribas
SA) (b)(e)	4,635,000	4,635,000
RAN Series C, 4.25% 8/18/06, LOC JPMorgan Chase Bank	15,000,000	15,111,354
TAN Series 2005 B1, 4% 8/18/06	6,500,000	6,544,778
Michigan Strategic Fund Indl. Dev. Rev. (Althaus Family
Investors II Proj.) Series 1997, 3.81%, LOC Huntington Nat’l.
Bank, Columbus, VRDN (b)	1,895,000	1,895,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
Bonds (Dow Chemical Co. Proj.) Series 2003 A1, 3.55%
tender 1/4/06, CP mode (c)	5,900,000	5,900,000
Participating VRDN Series Putters 858Z, 3.58% (Liquidity
Facility JPMorgan Chase Bank) (b)(c)(e)	12,170,000	12,170,000
(BC&C Proj.) 3.68%, LOC Comerica Bank, Detroit,
VRDN (b)(c)	1,405,000	1,405,000
(Biewer of Lansing LLC Proj.) Series 1999, 3.66%, LOC
Standard Fed. Bank, VRDN (b)(c)	1,060,000	1,060,000
(Bosal Ind. Proj.) Series 1998, 3.65%, LOC Bank of New
York, New York, VRDN (b)(c)	7,500,000	7,500,000

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Fidelity Michigan Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Michigan – continued
Michigan Strategic Fund Ltd. Oblig. Rev.: – continued
(CJS Properties LLC Proj.) 3.68%, LOC JPMorgan Chase
Bank, VRDN (b)(c)	$ 1,800,000	$ 1,800,000
(Conti Properties LLC Proj.) Series 1997, 3.68%, LOC
Comerica Bank, Detroit, VRDN (b)(c)	2,380,000	2,380,000
(Creative Foam Corp. Proj.) 3.68%, LOC JPMorgan Chase
Bank, VRDN (b)(c)	800,000	800,000
(Doss Ind. Dev. Co. Proj.) 3.68%, LOC JPMorgan Chase
Bank, VRDN (b)(c)	1,800,000	1,800,000
(Fintex LLC Proj.) Series 2000, 3.68%, LOC Comerica Bank,
Detroit, VRDN (b)(c)	1,705,000	1,705,000
(Future Fence Co. Proj.) 3.68%, LOC Comerica Bank,
Detroit, VRDN (b)(c)	2,330,000	2,330,000
(Holland Home Oblig. Group Proj.) 3.58%, LOC Huntington
Nat’l. Bank, Columbus, VRDN (b)	1,000,000	1,000,000
(Holland Plastics Corp. Proj.) 3.59%, LOC Lasalle Bank NA,
VRDN (b)(c)	4,000,000	4,000,000
(John H. Dekker & Sons Proj.) Series 1998, 3.68%, LOC
Standard Fed. Bank, VRDN (b)(c)	1,015,000	1,015,000
(K&M Engineering, Inc. Proj.) 3.68%, LOC Comerica Bank,
Detroit, VRDN (b)(c)	1,580,000	1,580,000
(Louisiana-Pacific Corp. Proj.) Series 1991, 3.52%, LOC
Wachovia Bank NA, VRDN (b)	2,300,000	2,300,000
(LPB LLC Proj.) 3.68%, LOC Comerica Bank, Detroit,
VRDN (b)(c)	2,500,000	2,500,000
(Majestic Ind., Inc. Proj.) 3.68%, LOC Comerica Bank,
Detroit, VRDN (b)(c)	2,275,000	2,275,000
(Mans Proj.) Series 1998, 3.68%, LOC Comerica Bank,
Detroit, VRDN (b)(c)	1,380,000	1,380,000
(Mid-American Products, Inc. Proj.) Series 1998 3.59%, LOC
Comerica Bank, Detroit, VRDN (b)(c)	1,345,000	1,345,000
(PBL Enterprises, Inc. Proj.) Series 1997, 3.68%, LOC
Comerica Bank, Detroit, VRDN (b)(c)	1,960,000	1,960,000
(Pioneer Laboratories, Inc. Proj.) 3.63%, LOC JPMorgan
Chase Bank, VRDN (b)(c)	2,200,000	2,200,000
(S&S LLC Proj.) Series 2000, 3.63%, LOC Standard Fed.
Bank, VRDN (b)(c)	2,325,000	2,325,000
(SBC Ventures LLC Proj.) 3.68%, LOC Comerica Bank,
Detroit, VRDN (b)(c)	4,000,000	4,000,000
(TEI Invts. LLC Proj.) Series 1997, 3.68%, LOC Comerica
Bank, Detroit, VRDN (b)(c)	600,000	600,000
(Temperance Enterprise Proj.) Series 1996, 3.65%, LOC
Nat’l. City Bank, VRDN (b)(c)	1,840,000	1,840,000

See accompanying notes which are an integral part of the financial statements.

Annual Report	30

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Michigan – continued
Michigan Strategic Fund Ltd. Oblig. Rev.: – continued
(The Monarch Press, Inc. Proj.) Series 2000, 3.68%, LOC
Comerica Bank, Detroit, VRDN (b)(c)	$ 1,535,000	$ 1,535,000
(The Spiratex Co. Proj.) Series 1994, 3.68%, LOC JPMorgan
Chase Bank, VRDN (b)(c)	800,000	800,000
(Trilan LLC Proj.) 3.68%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	3,600,000	3,600,000
(Unified-Boring Co., Inc. Proj.) Series 1992, 3.79%, LOC
Comerica Bank, Detroit, VRDN (b)(c)	400,000	400,000
(W.H. Porter, Inc. Proj.) Series 2001, 3.68%, LOC Comerica
Bank, Detroit, VRDN (b)(c)	3,330,000	3,330,000
(Windcrest Properties LLC Proj.) 3.53%, LOC Comerica
Bank, Detroit, VRDN (b)(c)	3,900,000	3,900,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 3.56%, LOC
JPMorgan Chase Bank, VRDN (b)	12,465,000	12,465,000
Michigan Strategic Fund Rev. (Rest Haven Christian Services
Proj.) Series A, 3.56%, LOC KBC Bank NV, VRDN (b)	3,195,000	3,195,000
Michigan Strategic Fund Solid Waste Disp. Rev.:
Participating VRDN Series LB 05 F11, 3.71% (Lehman
Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility
Lehman Brothers Hldgs., Inc.) (b)(c)(e)	5,000,000	5,000,000
(Grayling Gen. Station Proj.) Series 1990, 3.58%, LOC
Barclays Bank PLC, VRDN (b)(c)	6,466,000	6,466,000
Michigan Trunk Line Participating VRDN:
Series EGL 7050042 Class A, 3.56% (Liquidity Facility
Citibank NA) (b)(e)	3,000,000	3,000,000
Series IXIS 05 13, 3.56% (Liquidity Facility CDC Fin.-CDC
IXIS) (b)(e)	6,010,000	6,010,000
Michigan Trunk Line Fund Participating VRDN Series Clipper
05 27, 3.63% (Liquidity Facility State Street Bank & Trust
Co., Boston) (b)(e)	6,500,000	6,500,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc.
Proj.) Series 2001 A, 3.65%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	6,300,000	6,300,000
Rockford Pub. Schools Participating VRDN Series MS 01 589,
3.55% (Liquidity Facility Morgan Stanley) (b)(e)	2,135,000	2,135,000
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev.
Participating VRDN Series MS 00 282, 3.55% (Liquidity
Facility Morgan Stanley) (b)(e)	11,895,000	11,895,000
Sanilac County Econ. Dev. Corp. (Marlette Cmnty. Hosp. Proj.)
Series 2001, 3.56%, LOC JPMorgan Chase Bank, VRDN (b)	12,245,000	12,245,000
Univ. of Michigan Univ. Revs. Series 2004 F, 3.16% 4/13/06,
CP	4,795,000	4,795,000

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Fidelity Michigan Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Michigan – continued
Van Buren Township Local Dev. Fin. Auth. Participating VRDN
Series ROC 4518, 3.56% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(e)	$ 7,665,000	$ 7,665,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury
Health Care, Inc. Proj.) 3.59%, LOC KBC Bank NV,
VRDN (b)	6,600,000	6,600,000
Wayne Charter County Arpt. Rev. Participating VRDN Series
MT 123, 3.44% (Liquidity Facility Svenska Handelsbanken
AB) (b)(c)(e)	7,870,000	7,870,000
Wayne County Arpt. Auth. Rev. Participating VRDN:
Series EGL 720050029, 3.6% (Liquidity Facility Citibank
NA) (b)(c)(e)	12,400,000	12,400,000
Series EGL 720053029, 3.6% (Liquidity Facility Citibank
NA) (b)(c)(e)	6,600,000	6,600,000
Series MACN 05 T, 3.59% (Liquidity Facility Bank of
America NA) (b)(c)(e)	3,640,000	3,640,000
Series MT 115, 3.59% (Liquidity Facility Svenska
Handelsbanken AB) (b)(c)(e)	6,100,000	6,100,000
Series MT 203, 3.59% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(e)	6,500,000	6,500,000
Series Putters 1081Z, 3.58% (Liquidity Facility JPMorgan
Chase Bank) (b)(c)(e)	2,750,000	2,750,000
Series Putters 836, 3.58% (Liquidity Facility JPMorgan Chase
& Co.) (b)(c)(e)	6,085,000	6,085,000
Series ROC II R442, 3.6% (Liquidity Facility Citibank
NA) (b)(c)(e)	6,795,000	6,795,000
Wayne-Westland Cmnty. Schools Participating VRDN Series
MS 98 56, 3.55% (Liquidity Facility Morgan Stanley) (b)(e) .	7,465,000	7,465,000
Whitmore Lake Pub. School District Participating VRDN Series
ROC II R4515, 3.56% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(e)	3,875,000	3,875,000
Zeeland Hosp. Fin. Auth. Rev. (Zeeland Cmnty. Hosp. Proj.)
3.68%, LOC Huntington Nat’l. Bank, Columbus, VRDN (b)	15,410,000	15,410,000
		650,720,606

New York – 0.8%
Bank of New York Muni. Ctfs. trust various states Participating
VRDN Series BNY 02 3, 3.6% (Liquidity Facility Bank of
New York, New York) (b)(c)(e)	5,500,000	5,500,000

See accompanying notes which are an integral part of the financial statements.

Annual Report 32

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Puerto Rico 1.3%
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.5%
7/28/06, LOC Bank of Nova Scotia, New York Agcy., LOC
BNP Paribas SA	$ 4,600,000	$ 4,632,785
Puerto Rico Govt. Dev. Bank 2.85% 1/30/06, LOC Societe
Generale, CP (a)	4,400,000	4,400,000
		9,032,785

TOTAL INVESTMENT PORTFOLIO 95.7%
(Cost $665,253,391)		665,253,391

NET OTHER ASSETS – 4.3%		29,797,494
NET ASSETS 100%		$ 695,050,885

Security Type Abbreviations
CP	—	COMMERCIAL PAPER
RAN	—	REVENUE ANTICIPATION
NOTE
TAN	—	TAX ANTICIPATION NOTE
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND
NOTE

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $4,400,000 or
0.6% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(d) Security collateralized by an amount
sufficient to pay interest and principal.

(e) Provides evidence of ownership in one
or more underlying municipal bonds.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Municipal Cash Central Fund	$114,761

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities
		December 31, 2005

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $665,253,391)		$665,253,391
Cash		16,636,150
Receivable for investments sold		11,840,030
Receivable for fund shares sold		10,624,641
Interest receivable		4,004,355
Prepaid expenses		3,166
Receivable from investment adviser for expense
reductions		4,054
Other receivables		62,135
Total assets		708,427,922

Liabilities
Payable for fund shares redeemed	$13,014,584
Distributions payable	20,894
Accrued management fee	206,807
Other affiliated payables	93,402
Other payables and accrued expenses	41,350
Total liabilities		13,377,037

Net Assets		$695,050,885
Net Assets consist of:
Paid in capital		$695,025,571
Undistributed net investment income		25,314
Net Assets, for 694,511,650 shares outstanding		$695,050,885
Net Asset Value, offering price and redemption price per
share ($695,050,885 ÷ 694,511,650 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

34

Statement of Operations
	Year ended December 31, 2005

Investment Income
Interest		$15,233,331
Income from affiliated Central Funds		114,761
Total income		15,348,092

Expenses
Management fee	$2,364,634
Transfer agent fees	994,215
Accounting fees and expenses	84,999
Independent trustees’ compensation	2,817
Custodian fees and expenses	10,916
Registration fees	39,338
Audit	42,462
Legal	8,279
Miscellaneous	4,678
Total expenses before reductions	3,552,338
Expense reductions	(660,312)	2,892,026

Net investment income		12,456,066
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		75,234
Net increase in net assets resulting from operations		$12,531,300

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements continued

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 12,456,066	$ 4,246,350
Net realized gain (loss)	75,234	149,538
Net increase in net assets resulting
from operations	12,531,300	4,395,888
Distributions to shareholders from net investment income .	(12,429,383)	(4,272,226)
Distributions to shareholders from net realized gain	(64,798)	—
Total distributions	(12,494,181)	(4,272,226)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	1,770,447,671	1,467,990,554
Reinvestment of distributions	12,318,803	4,200,190
Cost of shares redeemed	(1,695,873,909)	(1,452,485,643)
Net increase (decrease) in net assets and shares re-
sulting from share transactions	86,892,565	19,705,101
Total increase (decrease) in net assets	86,929,684	19,828,763

Net Assets
Beginning of period	608,121,201	588,292,438
End of period (including undistributed net investment
income of $25,314 and undistributed net investment
income of $5,885, respectively)	$ 695,050,885	$ 608,121,201

See accompanying notes which are an integral part of the financial statements.

Annual Report

36

Financial Highlights

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of
period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment
Operations
Net investment income	020.007		.006	.010	.023
Net realized and unrealized
gain (loss)C	—	—	—	—	—
Total from investment operations	.020	.007	.006	.010	.023
Distributions from net investment
income	(.020)	(.007)	(.006)	(.010)	(.023)
Distributions from net realized
gain	—C	—	—C	—	—
Total distributions	(.020)	(.007)	(.006)	(.010)	(.023)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	1.99%	.73%	.63%	1.03%	2.35%
Ratios to Average Net AssetsB
Expenses before reductions	56%	.57%	.56%	.56%	.56%
Expenses net of fee waivers, if
any	55%	.57%	.56%	.56%	.56%
Expenses net of all reductions	46%	.55%	.55%	.52%	.52%
Net investment income	1.97%	.72%	.61%	1.02%	2.32%
Supplemental Data
Net assets, end of period
(000 omitted)	$695,051	$608,121	$588,292	$568,762	$542,017

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.
C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

Notes to Financial Statements

For the period ended December 31, 2005

1. Significant Accounting Policies.

Fidelity Michigan Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan Michigan Municipal Income Fund to Fidelity Michigan Municipal Income Fund effective August 15, 2005. Fidelity Michigan Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The income fund is a non diversified fund. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Michigan. Certain funds may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summa rizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each fund uses independent pricing services approved by the Board of Trustees to value their investments. For the income fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securi ties. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities owned by the money market funds are valued at amortized cost which approximates value.

Annual Report

38

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds will claim a portion of the payment made to redeeming shareholders as a distribu tion for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to market discount, deferred trustees compensa tion, and losses deferred due to futures transactions.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal			Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Fidelity Michigan Municipal
Income Fund	$ 536,816,534	$ 20,036,067	$ (2,225,620)	$ 17,810,447
Fidelity Michigan Municipal
Money Market Fund	665,253,391	—	—	—

39 Annual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders continued

			Undistributed
		Undistributed	Long-term
		Ordinary Income	Capital Gain
Fidelity Michigan Municipal Income Fund		$78,328	$147,154
Fidelity Michigan Municipal Money Market Fund		26,077	—

The tax character of distributions paid was as follows:

	December 31, 2005
	Tax-exempt	Long-term
	Income	Capital Gains	Total
Fidelity Michigan Municipal
Income Fund	$22,452,478	$5,430,741	$27,883,219
Fidelity Michigan Municipal
Money Market Fund	12,429,383	64,798	12,494,181

	December 31, 2004
	Tax-exempt	Long-term
	Income	Capital Gains	Total
Fidelity Michigan Municipal
Income Fund	$22,507,564	$3,899,782	$26,407,346
Fidelity Michigan Municipal
Money Market Fund	4,063,386	208,840	4,272,226

Short Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in each applicable fund’s Schedule of Investments. Certain funds may receive compensation for interest forgone

Annual Report

40

2. Operating Policies continued
Delayed Delivery Transactions and When Issued Securities continued

in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, eco nomic, or other factors.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Gains (losses) are realized upon the expiration or closing of the futures contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, for the income fund aggregated $141,310,142 and $127,548,037, respectively.

41 Annual Report

Notes to Financial Statements continued
4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment manage ment related services for which the funds pay a monthly management fee. The manage ment fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund’s average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under manage ment decrease. For the period, each fund’s annual management fee rate expressed as a percentage of each fund’s average net assets was as follows:

	Individual
	Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.12%	.37%
Fidelity Michigan Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds’ transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.08%
Fidelity Michigan Municipal Money Market Fund	.16%

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds do not pay a management fee.

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

42

6. Expense Reductions.

Effective February 1, 2005, FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following funds were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser

Fidelity Michigan Municipal Money Market Fund	55%	$66,513

In addition, through arrangements with each applicable fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund’s expenses. All of the applicable expense reductions are noted in the table below.

		Transfer
	Custody	Agent
	expense	expense
	reduction	reduction

Fidelity Michigan Municipal Income Fund	$9,179	$265,241
Fidelity Michigan Municipal Money Market Fund	10,922	582,877

7. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

43 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Michigan Municipal Income Fund (formerly Spar tan Michigan Municipal Income Fund) and Fidelity Michigan Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Michigan Municipal Income Fund (formerly Spartan Michigan Munici pal Income Fund) (a fund of Fidelity Municipal Trust) and Fidelity Michigan Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2005 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Municipal Trust’s and Fidelity Municipal Trust II’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the ac counting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 9, 2006

Annual Report

44

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, and review each fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ statement of additional information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1984 or 1991

Trustee of Fidelity Municipal Trust (1984) and Fidelity Municipal Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

45 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Michigan Municipal Income (2005 present) and Michigan Municipal Money Market (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 pres ent). Previously, Mr. Jonas served as President of Fidelity Enterprise Op erations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held vari ous financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

46

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

47 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Annual Report

48

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

49 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001 or 2002

Trustee of Fidelity Municipal Trust II (2001) and Fidelity Municipal Trust (2002). Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solu tions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enter prise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Annual Report

50

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Charles S. Morrison (45)

Year of Election or Appointment: 2005

Vice President of Michigan Municipal Money Market. Mr. Morrison also serves as Vice President of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM

(2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

51 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation David L. Murphy (57)

Year of Election or Appointment: 2002 or 2005

Vice President of Michigan Municipal Income (2005 present) and Michi gan Municipal Money Market (2002 present). Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

Thomas Silvia (44)

Year of Election or Appointment: 2005

Vice President of Michigan Municipal Income. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present), certain Balanced Funds (2005 present), certain Asset Allocation Funds (2005 present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Michael Widrig (42)

Year of Election or Appointment: 2004

Vice President of Michigan Municipal Money Market. Mr. Widrig also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Widrig worked as an analyst and manager.

Douglas T. McGinley (40)

Year of Election or Appointment: 2004

Vice President of Michigan Municipal Income. Mr. McGinley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. McGinley worked as an analyst and manager.

Annual Report

52

Name, Age; Principal Occupation Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Michigan Municipal Income and Michigan Municipal Money Market. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Manage ment, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distribu tors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Michigan Municipal Income and Michigan Municipal Money Market. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

53 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Invest ments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Michigan Municipal Income and Michigan Munici pal Money Market. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Michigan Municipal Income and Michigan Munici pal Money Market. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Invest ments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Michigan Municipal Income and Michigan Munici pal Money Market. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Annual Report

54

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of profes sional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986 or 1990

Assistant Treasurer of Michigan Municipal Income (1986) and Michigan Municipal Money Market (1990). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

55 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Michigan Municipal Income and Michigan Municipal Money Market. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

Annual Report

56

Distributions

The Board of Trustees of Fidelity Michigan Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

			Capital
Fund	Pay Date	Record Date	Gains
Fidelity Michigan Municipal Income Fund	02/06/06	02/03/06	$.005

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year ended December 31, 2005, or if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Michigan Municipal Income Fund	$4,507,915
Fidelity Michigan Municipal Money Market Fund	$69,088

During fiscal year ended 2005, 100% and 100% of Fidelity Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund’s income dividends were free from federal income tax, and 2.11% and 28.57% of Fidelity Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund’s income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

57 Annual Report

Proxy Voting Results

A special meeting of Fidelity Michigan Municipal Money Market Fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	667,201,902.33	95.261
Withheld	33,193,298.35	4.739
TOTAL	700,395,200.68	100.000
Albert R. Gamper, Jr.
Affirmative	667,477,031.41	95.300
Withheld	32,918,169.27	4.700
TOTAL	700,395,200.68	100.000
Robert M. Gates
Affirmative	666,308,716.35	95.133
Withheld	34,086,484.33	4.867
TOTAL	700,395,200.68	100.000
George H. Heilmeier
Affirmative	664,652,778.09	94.897
Withheld	35,742,422.59	5.103
TOTAL	700,395,200.68	100.000
Abigail P. Johnson
Affirmative	664,170,496.79	94.828
Withheld	36,224,703.89	5.172
TOTAL	700,395,200.68	100.000
Edward C. Johnson 3d
Affirmative	663,788,907.22	94.773
Withheld	36,606,293.46	5.227
TOTAL	700,395,200.68	100.000
Stephen P. Jonas
Affirmative	667,006,752.59	95.233
Withheld	33,388,448.09	4.767
TOTAL	700,395,200.68	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	666,373,338.05	95.142
Withheld	34,021,862.63	4.858
TOTAL	700,395,200.68	100.000

Ned C. Lautenbach
Affirmative	666,334,938.56	95.137
Withheld	34,060,262.12	4.863
TOTAL	700,395,200.68	100.000

William O. McCoy
Affirmative	665,764,692.27	95.056
Withheld	34,630,508.41	4.944
TOTAL	700,395,200.68	100.000

Robert L. Reynolds
Affirmative	667,335,421.55	95.280
Withheld	33,059,779.13	4.720
TOTAL	700,395,200.68	100.000

Cornelia M. Small
Affirmative	667,579,724.56	95.315
Withheld	32,815,476.12	4.685
TOTAL	700,395,200.68	100.000

William S. Stavropoulos
Affirmative	665,215,267.33	94.977
Withheld	35,179,933.35	5.023
TOTAL	700,395,200.68	100.000

Kenneth L. Wolfe
Affirmative	666,060,714.08	95.098
Withheld	34,334,486.60	4.902
TOTAL	700,395,200.68	100.000

A Denotes trust-wide proposal and voting results.

Annual Report 58

A special meeting of Fidelity Michigan Municipal Income Fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	4,012,578,790.76	95.238
Withheld	200,653,306.55	4.762
TOTAL	4,213,232,097.31	100.000
Albert R. Gamper, Jr.
Affirmative	4,015,643,707.84	95.310
Withheld	197,588,389.47	4.690
TOTAL	4,213,232,097.31	100.000
Robert M. Gates
Affirmative	4,004,345,809.00	95.042
Withheld	208,886,288.31	4.958
TOTAL	4,213,232,097.31	100.000
George H. Heilmeier
Affirmative	4,008,127,523.93	95.132
Withheld	205,104,573.38	4.868
TOTAL	4,213,232,097.31	100.000
Abigail P. Johnson
Affirmative	3,993,175,527.66	94.777
Withheld	220,056,569.65	5.223
TOTAL	4,213,232,097.31	100.000
Edward C. Johnson 3d
Affirmative	3,987,333,615.26	94.638
Withheld	225,898,482.05	5.362
TOTAL	4,213,232,097.31	100.000
Stephen P. Jonas
Affirmative	4,010,007,680.52	95.177
Withheld	203,224,416.79	4.823
TOTAL	4,213,232,097.31	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	4,010,231,303.96	95.182
Withheld	203,000,793.35	4.818
TOTAL	4,213,232,097.31	100.000

Ned C. Lautenbach
Affirmative	4,009,136,177.44	95.156
Withheld	204,095,919.87	4.844
TOTAL	4,213,232,097.31	100.000

William O. McCoy
Affirmative	4,001,996,735.35	94.986
Withheld	211,235,361.96	5.014
TOTAL	4,213,232,097.31	100.000

Robert L. Reynolds
Affirmative	4,010,560,206.65	95.190
Withheld	202,671,890.66	4.810
TOTAL	4,213,232,097.31	100.000

Cornelia M. Small
Affirmative	4,011,161,760.21	95.204
Withheld	202,070,337.10	4.796
TOTAL	4,213,232,097.31	100.000

William S. Stavropoulos
Affirmative	4,001,217,912.57	94.968
Withheld	212,014,184.74	5.032
TOTAL	4,213,232,097.31	100.000

Kenneth L. Wolfe
Affirmative	4,011,439,868.05	95.211
Withheld	201,792,229.26	4.789
TOTAL	4,213,232,097.31	100.000

A Denotes trust-wide proposal and voting results.

59 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments Money
Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
and
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

MIR-UANN-0206 1.787737.102

Fidelity® Ohio Municipal Income Fund (formerly Spartan® Ohio Municipal Income Fund) and Fidelity Ohio Municipal Money Market Fund

Annual Report December 31, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders
Performance	5	How the fund has done over time.
Management’s	6	The manager’s review of fund performance,
Discussion		strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Fidelity Ohio Municipal Income Fund
Investment Changes	9	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	10	A complete list of the fund’s investments with
		their market values.
Financial Statements	18	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes/	22	A summary of major shifts in the fund’s
Performance		investments over the past six months and one
		year and performance information.
Investments	23	A complete list of the fund’s investments.
Financial Statements	33	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	37	Notes to the Financial Statements
Report of	43
Independent
Registered Public
Accounting Firm
Trustees and Officers	44
Distributions	56
Proxy Voting Results	57

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Fidelity Ohio Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of per formance each year. The $10,000 table and the fund’s returns do not reflect the deduc tion of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
Fidelity® OH Municipal Income Fund	2.90%	5.47%	5.44%

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity® Ohio Municipal Income Fund on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

5 Annual Report

5

Fidelity Ohio Municipal Income Fund

Management’s Discussion of Fund Performance

Comments from Douglas McGinley, Portfolio Manager of Fidelity® Ohio Municipal Income Fund

For the third consecutive year, the municipal bond market outperformed taxable bonds. The Lehman Brothers® Municipal Bond Index rose 3.51% for the year ending December 31, 2005. The taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, advanced 2.43% . Muni bonds were attractively valued relative to Treasuries, partic ularly as tax free bond yields drew closer to those of high quality government bonds. Subsequently, the tax advantage of munis was compelling to such atypical investors in the asset class as hedge funds, corporations and taxable bond investors. The strong demand helped offset heavy issuance, particularly at the longer term end of the spectrum. The Federal Reserve Board raised short term interest rates eight times during the year, but long term rates remained persistently low, making the cost of borrowing more affordable for muni issuers. Still, absolute returns finished well below their historical averages. In addition to the rate hikes, surging energy prices pushed inflation higher, a condition further exacerbated by the damage to energy production facilities caused by Hurricane Katrina.

For the 12 months ending December 31, 2005, the fund returned 2.90% . During the same period, the LipperSM Ohio Municipal Debt Funds Average gained 2.47% and the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index rose 3.52% . Against a backdrop of rising short term interest rates, Ohio’s municipal bond market performed in line with the national muni market, helped by robust demand for tax free investments plus higher revenues and improved credit profiles for many Ohio issuers. I believe the fund outpaced its Lipper peer group average because it likely had a larger stake than many of its competitors in bonds that were prerefunded during the period, a process that boosts the bonds’ prices. My decision to maintain a slight overweighting relative to the index in lower quality investment grade bonds also helped because they consistently outpaced higher quality securities throughout the year. However, I suspect the fund had less invested than many of its competitors in below investment grade securities, which may have hurt relative perfor mance given that those securities were some of the market’s best performers. Another detractor from the fund’s performance relative to the Lehman Brothers index and also, I suspect, the Lipper average was my focus on intermediate maturity securities in a year when longer term securities performed better.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7 Annual Report

Shareholder Expense Example continued

			Expenses Paid
			During Period*
	Beginning	Ending	July 1, 2005
	Account Value	Account Value	to December 31,
	July 1, 2005	December 31, 2005	2005
Fidelity Ohio Municipal Income
Fund
Actual	$1,000.00	$1,002.00	$2.47
HypotheticalA	$1,000.00	$1,022.74	$2.50
Fidelity Ohio Municipal Money
Market Fund
Actual	$1,000.00	$1,011.10	$2.69
HypotheticalA	$1,000.00	$1,022.53	$2.70

A 5% return per year before expenses

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Fidelity Ohio Municipal Income Fund	49%
Fidelity Ohio Municipal Money Market Fund	53%

Annual Report

8

Fidelity Ohio Municipal Income Fund
Investment Changes

Top Five Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	42.3	40.6
Water & Sewer	13.0	10.8
Education	11.8	12.7
Escrowed/Pre Refunded	10.0	10.6
Health Care	7.4	7.2
Average Years to Maturity as of December 31, 2005
		6 months ago
Years	13.2	13.1

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of December 31, 2005
6 months ago
Years	6.6	6.7

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

* Short Term Investments and Net Other Assets are not included in the pie chart.

9 Annual Report

Fidelity Ohio Municipal Income Fund
Investments December 31, 2005
Showing Percentage of Net Assets

Municipal Bonds 99.4%
	Principal	Value
	Amount	(Note 1)
Guam 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875%
7/1/35	$400,000	$419,632
Ohio – 96.3%
Adams County Valley Local School District (Adams & Highland
County Proj.) 5.25% 12/1/21 (MBIA Insured)	2,000,000	2,044,060
Akron City Nontax Rev. Econ. Dev. Series 1997, 6% 12/1/12
(MBIA Insured)	1,250,000	1,426,188
Akron Ctfs. of Prtn. 5% 12/1/15	1,475,000	1,594,431
Akron Gen. Oblig. 5.5% 12/1/21 (Pre-Refunded to 12/1/10
@ 101) (c)	2,000,000	2,198,520
Akron Wtrwks. Rev. 5.25% 12/1/19 (MBIA Insured)	1,630,000	1,765,111
Avon Lake City School District 5% 12/1/14
(MBIA Insured)	1,205,000	1,315,245
Brookville Local School District 5.25% 12/1/20
(FSA Insured)	1,875,000	2,036,419
Buckeye Valley Local School District Delaware County Series A,
6.85% 12/1/15 (MBIA Insured)	2,500,000	2,925,725
Butler County Gen. Oblig. 5.25% 12/1/16 (MBIA Insured)	1,820,000	1,987,003
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5%
12/15/16 (AMBAC Insured)	2,455,000	2,637,799
Butler County Trans. Impt. District Series 1997 A, 6% 4/1/10
(FSA Insured)	2,325,000	2,495,655
Canal Winchester Local School District 5% 12/1/18 (MBIA
Insured)	2,035,000	2,193,099
Chagrin Falls Exempted Village School District 5.25% 12/1/19
(MBIA Insured)	1,915,000	2,082,314
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	1,500,000	1,632,870
5.25% 12/1/17 (FSA Insured)	2,000,000	2,169,340
Cincinnati Gen. Oblig. 5.375% 12/1/20	2,000,000	2,163,880
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev.
Series A, 7.25% 2/1/08 (b)	4,000,000	4,012,880
Cincinnati Wtr. Sys. Rev. Series 2001, 5.5% 12/1/17	2,000,000	2,175,860
Cleveland Arpt. Sys. Rev. Series A, 5.5% 1/1/08
(FSA Insured) (b)	1,500,000	1,554,510
Cleveland Gen. Oblig. 5.25% 12/1/17 (Pre-Refunded to
12/1/10 @ 101) (c)	1,355,000	1,474,335
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,414,217
5.25% 12/1/19 (FSA Insured)	1,045,000	1,140,544

See accompanying notes which are an integral part of the financial statements.

Annual Report 10

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series A:
0% 11/15/10 (MBIA Insured)	$2,685,000	$2,223,234
0% 11/15/11 (MBIA Insured)	2,685,000	2,125,124
Cleveland State Univ. Gen. Receipts Series 2003 A, 5%
6/1/18 (FGIC Insured)	2,490,000	2,633,424
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (MBIA Insured)	2,450,000	2,656,143
Series H, 5.75% 1/1/16 (MBIA Insured)	45,000	46,003
Series I:
5% 1/1/28 (FSA Insured)	25,000	25,709
5% 1/1/28 (Pre-Refunded to 1/1/08 @ 101) (c)	25,000	26,056
Columbus City School District 5.25% 12/1/25
(FSA Insured)	3,780,000	4,066,373
Cuyahoga County Gen. Oblig.:
Series A:
0% 10/1/09 (MBIA Insured)	4,200,000	3,661,980
0% 10/1/11 (MBIA Insured)	2,400,000	1,920,672
0% 10/1/12 (MBIA Insured)	1,505,000	1,152,454
5% 12/1/19	3,000,000	3,270,570
5.75% 12/1/12 (Pre-Refunded to 12/1/10 @ 100) (c)	1,950,000	2,144,279
5.75% 12/1/13 (Pre-Refunded to 12/1/10 @ 100) (c)	2,210,000	2,430,182
5.75% 12/1/14 (Pre-Refunded to 12/1/10 @ 100) (c)	1,460,000	1,605,460
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,400,229
Fairborn City School District (School Impt. Proj.) 5.75%
12/1/26 (FSA Insured)	2,200,000	2,418,922
Fairfield City School District 7.45% 12/1/14
(FGIC Insured)	1,000,000	1,223,940
Fairless Local School District 5% 12/1/32
(FSA Insured)	3,300,000	3,446,916
Fairview Park City School District Gen. Oblig. 5% 12/1/33
(MBIA Insured)	4,350,000	4,532,048
Fairview Park Gen. Oblig. 5% 12/1/30 (MBIA Insured)	3,750,000	3,931,988
Franklin County Convention Facilities Auth. Tax & Lease Rev.
5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,306,440
Franklin County Hosp. Rev.:
(Holy Cross Health Sys. Corp. Proj.) 5.875% 6/1/21	1,000,000	1,030,300
5.5% 5/1/13 (AMBAC Insured)	1,130,000	1,248,797
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc.
Proj.) 5% 4/15/12	2,505,000	2,629,924

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Fidelity Ohio Municipal Income Fund
Investments continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.)
5.125% 10/1/13 (AMBAC Insured)	$3,000,000	$3,148,560
Greene County Swr. Sys. Rev. 0% 12/1/09 (AMBAC Insured) .	775,000	671,352
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (FGIC Insured)	1,985,000	2,126,908
5% 12/1/18 (FGIC Insured)	1,075,000	1,147,896
5% 12/1/19 (FGIC Insured)	2,190,000	2,336,883
5% 12/1/19 (FGIC Insured)	1,130,000	1,205,789
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med.
Ctr. Proj.) Series J:
5.25% 5/15/15 (FGIC Insured)	1,835,000	2,000,645
5.25% 5/15/17 (FGIC Insured)	2,585,000	2,797,306
5.25% 5/15/18 (FGIC Insured)	2,720,000	2,931,398
Hamilton County Sales Tax Series B, 5.25% 12/1/32
(AMBAC Insured)	4,750,000	5,012,485
Hamilton Wtrwks. Rev. 5% 10/15/16 (MBIA Insured)	1,000,000	1,070,130
Hilliard Gen. Oblig. 5% 12/1/18 (MBIA Insured)	1,000,000	1,069,260
Hilliard School District 0% 12/1/11 (FGIC Insured)	3,720,000	2,956,135
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (MBIA Insured)	2,285,000	2,401,535
Kent City School District Series 2004, 5% 12/1/20 (FGIC
Insured)	1,400,000	1,488,858
Kings Local School District:
5% 12/1/19 (MBIA Insured)	1,365,000	1,461,833
6.1% 12/1/25 (Pre-Refunded to 12/1/10 @ 101) (c)	6,800,000	7,657,548
Lakewood City School District 5.25% 12/1/15
(FSA Insured)	1,000,000	1,103,080
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/10	1,000,000	1,056,300
5.5% 2/15/11	1,875,000	1,996,631
5.5% 2/15/12	1,000,000	1,073,840
Licking Heights Local School District:
(Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32
(MBIA Insured)	2,640,000	2,756,688
5.25% 12/1/23 (FGIC Insured)	2,660,000	2,875,540
Lorain County 5.5% 12/1/22 (FGIC Insured)	2,985,000	3,260,247
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group
Proj.):
5.375% 11/15/23 (AMBAC Insured)	5,000,000	5,312,200
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,168,900
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,294,560

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Marion County Hosp. Impt. Rev. (Cmnty. Hosp. Proj.) 6.1%
5/15/06	$1,000,000	$1,009,820
Marysville Exempted Village School District 5% 12/1/29
(FSA Insured)	4,000,000	4,217,160
Medina City School District 5.25% 12/1/28
(Pre-Refunded to 12/1/09 @ 100) (c)	6,175,000	6,593,974
Middletown City School District:
5% 12/1/17 (FGIC Insured)	1,175,000	1,247,380
5% 12/1/19 (FGIC Insured)	1,110,000	1,180,685
Milford Exempt Villlage School District 5.125% 12/1/30
(FSA Insured)	5,335,000	5,559,337
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,416,862
Montgomery County Rev. (Catholic Health Initiatives Proj.)
Series A:
6% 12/1/19	1,470,000	1,632,670
6% 12/1/19 (Escrowed to Maturity) (c)	1,530,000	1,692,104
6% 12/1/26 (Escrowed to Maturity) (c)	3,000,000	3,298,500
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375%
11/15/16 (AMBAC Insured)	2,200,000	2,394,964
Ohio Air Quality Dev. Auth. Rev.:
(Ohio Edison Co. Proj.) Series A, 3.25%, tender 2/1/08
(AMBAC Insured) (a)	2,000,000	1,984,140
Series 2002 A, 3.5%, tender 1/1/06 (a)	3,000,000	3,000,000
Ohio Bldg. Auth.:
(Administration Bldg. Fund Prog.) Series A:
4.75% 10/1/17	1,000,000	1,027,500
5% 4/1/11 (FSA Insured)	1,425,000	1,527,130
(Adult Correctional Bldg. Fund Prog.) Series 2001 A, 5.5%
10/1/12 (FSA Insured)	1,000,000	1,093,320
(Juvenile Correctional Bldg. Fund Prog.):
Series A, 5.5% 4/1/12	2,960,000	3,221,753
5% 4/1/17 (MBIA Insured)	2,485,000	2,634,895
(Sports Facilities Bldg. Fund Prog.) Series 1999 A, 5.25%
10/1/12	2,940,000	3,127,954
Ohio Gen. Oblig.:
(College Savings Prog.):
0% 8/1/09	2,290,000	2,003,979
0% 8/1/10	2,000,000	1,676,220
0% 8/1/14	1,375,000	958,018
(Higher Ed. Cap. Facilities Proj.) Series A, 5.375%
8/1/16	5,980,000	6,506,539

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Fidelity Ohio Municipal Income Fund
Investments continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Ohio Gen. Oblig.: – continued
(Mental Health Cap. Facilities Proj.):
Series IIA, 5.25% 6/1/17	$2,670,000	$2,872,466
Series IIB, 5.5% 6/1/15	2,265,000	2,450,322
Series 2001 IIA, 5.5% 12/1/13	2,020,000	2,197,740
Series 2002 B, 5.25% 11/1/20	2,520,000	2,739,215
Series A, 5.5% 9/15/16	11,060,000	12,152,388
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. 2002 Proj.):
Series B:
5.5% 10/1/21	2,000,000	2,199,100
6.5% 10/1/20	2,335,000	2,868,758
Series C, 5.125% 10/1/17	2,985,000	3,094,072
6.125% 10/1/15	2,000,000	2,341,640
6.25% 10/1/16	2,500,000	2,986,975
(Denison Univ. Proj.) 5.5% 11/1/14	1,000,000	1,094,380
(Univ. of Dayton Proj.):
5% 12/1/17 (AMBAC Insured)	2,170,000	2,332,837
5.5% 12/1/20 (AMBAC Insured)	1,300,000	1,411,254
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Residential Proj.):
Series B2, 5.375% 9/1/19 (b)	255,000	255,497
Series C, 4.9% 9/1/26 (b)	160,000	160,874
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.)
5% 2/15/17 (AMBAC Insured)	1,215,000	1,299,272
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15 .	3,100,000	3,791,455
Ohio Pub. Facilities Commission Rev. (Mental Health Cap.
Facilities Proj.) Series 2000 IIA, 5.375% 6/1/14	2,200,000	2,354,000
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%,
tender 11/1/07 (a)(b)	3,000,000	3,044,220
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	5,302,250
Series B, 5.25% 6/1/16	5,000,000	5,430,350
Ohio Tpk. Commission Tpk. Rev. 5.5% 2/15/26	3,700,000	3,971,765
Ohio Univ. Gen. Receipts Athens 5% 12/1/18 (MBIA Insured)	1,980,000	2,106,997
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.):
Series 2002, 5.5% 12/1/21 (Pre-Refunded to
12/1/12 @ 100) (c)	4,040,000	4,495,025
Series 2005:
5.25% 6/1/18	2,610,000	2,929,229
5.25% 12/1/18	2,610,000	2,939,095

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Ohio Wtr. Dev. Auth. Rev.: continued
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	$1,560,000	$1,766,045
5% 12/1/34	5,250,000	5,469,135
5.25% 12/1/15	2,200,000	2,432,012
5.5% 6/1/17	3,960,000	4,519,073
(Pure Wtr. Proj.):
Series I, 6% 12/1/16 (Escrowed to Maturity) (c)	1,685,000	1,912,795
5.5% 12/1/18 (AMBAC Insured)	240,000	240,310
5% 12/1/17	3,765,000	4,045,304
5.25% 6/1/13 (MBIA Insured)	1,295,000	1,423,063
5.25% 12/1/13 (MBIA Insured)	1,305,000	1,437,810
5.25% 6/1/14 (MBIA Insured)	1,250,000	1,379,325
5.25% 12/1/14 (MBIA Insured)	1,260,000	1,393,888
5.25% 12/1/15 (MBIA Insured)	1,180,000	1,308,785
5.25% 6/1/17 (MBIA Insured)	1,160,000	1,292,832
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (North Star BHP
Steel/Cargill Proj.) 6.3% 9/1/20 (b)	6,350,000	6,511,290
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
(Ohio Edison Co. Proj.) Series A, 3.35%, tender 6/1/06 (a)	3,000,000	2,988,480
5% 6/1/18	2,000,000	2,141,500
5.25% 12/1/19	1,975,000	2,231,770
Olentangy Local School District (School Facilities Construction
& Impt. Proj.) Series A:
5.25% 12/1/17	1,335,000	1,455,791
5.5% 12/1/15 (FGIC Insured)	1,055,000	1,187,698
Otsego Local School District Wood, Henry & Lucas Counties
5.375% 12/1/32 (FSA Insured)	1,000,000	1,091,170
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (FGIC Insured) .	1,755,000	1,903,736
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and
Hancock Counties, Ohio School Facilities Proj.) 5.25%
4/1/19 (FGIC Insured)	1,940,000	2,105,831
Pickerington Local School District 5.25% 12/1/20
(FGIC Insured)	5,000,000	5,374,650
Plain Local School District 6% 12/1/25 (FGIC Insured)	990,000	1,100,078
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.)
Series B:
6.375% 11/15/22	1,500,000	1,632,180
6.375% 11/15/30	1,000,000	1,078,590
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,102,230

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Fidelity Ohio Municipal Income Fund
Investments continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	$2,125,000	$ 2,266,398
Scioto County Marine Term. Facilities Rev. (Norfolk Southern
Corp. Proj.) 5.3% 8/15/13	3,000,000	3,073,140
Sharonville Gen. Oblig. 5.25% 6/1/16 (FGIC Insured)	1,410,000	1,531,359
Springboro Cmnty. City School District 5.25% 12/1/21
(MBIA Insured)	3,440,000	3,728,926
Sugarcreek Local School District 5.25% 12/1/22
(MBIA Insured)	1,800,000	1,937,232
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,812,412
5.25% 12/1/21	1,740,000	1,915,827
Swanton Local School District 5.25% 12/1/21 (FGIC Insured) .	3,415,000	3,662,588
Tallmadge School District Gen. Oblig. 5% 12/1/31
(FSA Insured)	4,000,000	4,189,360
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,188,821
5% 11/15/30 (MBIA Insured)	3,500,000	3,663,520
Univ. of Akron Gen. Receipts Series B, 5% 1/1/27
(FGIC Insured)	1,405,000	1,469,925
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (MBIA Insured)	1,045,000	1,138,099
5.5% 6/1/12 (MBIA Insured)	1,315,000	1,428,445
5.5% 6/1/15 (MBIA Insured)	1,000,000	1,083,770
Univ. of Cincinnati Gen. Receipts Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,542,985
5% 6/1/19 (AMBAC Insured)	1,520,000	1,619,727
Warren County Gen. Oblig.:
6.1% 12/1/12	500,000	543,490
6.65% 12/1/11	330,000	360,994
West Muskingum Local School District School Facilities
Construction and Impt. 5% 12/1/30 (FGIC Insured)	1,000,000	1,042,370
Wright State Univ. Gen. Receipts:
5% 5/1/17 (MBIA Insured)	1,375,000	1,472,446
5% 5/1/18 (MBIA Insured)	1,440,000	1,536,797
5% 5/1/19 (MBIA Insured)	1,515,000	1,615,732
		409,155,493

Puerto Rico 2.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.
Series Y, 5.5% 7/1/36 (FSA Insured)	1,000,000	1,112,960
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.
Series E, 5.5% 7/1/22 (FSA Insured)	1,500,000	1,738,110

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Puerto Rico continued
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	$1,510,000	$ 1,639,241
5.5% 10/1/40 (Escrowed to Maturity) (c)	4,930,000	5,318,435
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	800,000	857,296
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,476,917
		12,142,959

Virgin Islands – 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A, 5% 10/1/09	500,000	519,465

TOTAL INVESTMENT PORTFOLIO 99.4%
(Cost $407,417,362)		422,237,549

NET OTHER ASSETS – 0.6%		2,611,604
NET ASSETS 100%		$ 424,849,153

Legend

(a) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(b) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(c) Security collateralized by an amount
sufficient to pay interest and principal.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	42.3%
Water & Sewer	13.0%
Education	11.8%
Escrowed/Pre Refunded	10.0%
Health Care	7.4%
Others* (individually less than 5%)	15.5%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities
		December 31, 2005

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $407,417,362)		$422,237,549
Cash		2,181,322
Receivable for fund shares sold		70,459
Interest receivable		3,162,844
Prepaid expenses		2,113
Other receivables		17,439
Total assets		427,671,726

Liabilities
Payable for investments purchased	$1,492,778
Payable for fund shares redeemed	691,466
Distributions payable	420,170
Accrued management fee	132,114
Other affiliated payables	38,092
Other payables and accrued expenses	47,953
Total liabilities		2,822,573

Net Assets		$424,849,153
Net Assets consist of:
Paid in capital		$409,685,591
Undistributed net investment income		64,436
Accumulated undistributed net realized gain (loss) on
investments		278,939
Net unrealized appreciation (depreciation) on
investments		14,820,187
Net Assets, for 36,440,876 shares outstanding		$424,849,153
Net Asset Value, offering price and redemption price per
share ($424,849,153 ÷ 36,440,876 shares)		$11.66

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Statement of Operations
	Year ended December 31, 2005

Investment Income
Interest		$ 19,134,824

Expenses
Management fee	$1,598,884
Transfer agent fees	331,749
Accounting fees and expenses	107,052
Independent trustees’ compensation	1,976
Custodian fees and expenses	7,082
Registration fees	20,908
Audit	47,625
Legal	3,902
Miscellaneous	11,390
Total expenses before reductions	2,130,568
Expense reductions	(123,410)	2,007,158

Net investment income		17,127,666
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,684,235
Futures contracts	18,997
Total net realized gain (loss)		6,703,232
Change in net unrealized appreciation (depreciation) on
investment securities		(11,621,333)
Net gain (loss)		(4,918,101)
Net increase (decrease) in net assets resulting from
operations		$ 12,209,565

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Fidelity Ohio Municipal Income Fund
Financial Statements continued

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$17,127,666	$17,450,563
Net realized gain (loss)	6,703,232	5,347,550
Change in net unrealized appreciation (depreciation) .	(11,621,333)	(4,790,968)
Net increase (decrease) in net assets resulting
from operations	12,209,565	18,007,145
Distributions to shareholders from net investment income .	(17,117,253)	(17,502,945)
Distributions to shareholders from net realized gain	(6,682,810)	(5,096,645)
Total distributions	(23,800,063)	(22,599,590)
Share transactions
Proceeds from sales of shares	51,253,642	45,167,492
Reinvestment of distributions	17,268,216	16,402,646
Cost of shares redeemed	(55,685,453)	(64,421,289)
Net increase (decrease) in net assets resulting from
share transactions	12,836,405	(2,851,151)
Redemption fees	5,873	2,423
Total increase (decrease) in net assets	1,251,780	(7,441,173)

Net Assets
Beginning of period	423,597,373	431,038,546
End of period (including undistributed net investment
income of $64,436 and distributions in excess of net
investment income of $48,762, respectively)	$424,849,153	$423,597,373

Other Information
Shares
Sold	4,303,543	3,749,160
Issued in reinvestment of distributions	1,460,402	1,368,296
Redeemed	(4,689,736)	(5,378,568)
Net increase (decrease)	1,074,209	(261,112)

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Financial Highlights

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 11.98	$ 12.10	$ 12.03	$11.54	$ 11.54
Income from Investment
Operations
Net investment incomeB	476.496		.507	.527	.542D
Net realized and unrealized
gain (loss)	(.135)	.026	.166	.568	(.002)D
Total from investment operations	.341	.522	.673	1.095	.540
Distributions from net investment
income	(.476)	(.497)	(.508)	(.525)	(.540)
Distributions from net realized
gain	(.185)	(.145)	(.095)	(.080)	—
Total distributions	(.661)	(.642)	(.603)	(.605)	(.540)
Redemption fees added to
paid in capitalB,E	—	—	—	—	—
Net asset value, end of period	$ 11.66	$ 11.98	$ 12.10	$ 12.03	$ 11.54
Total ReturnA	2.90%	4.44%	5.72%	9.68%	4.73%
Ratios to Average Net AssetsC
Expenses before reductions	50%	.50%	.51%	.51%	.51%
Expenses net of fee waivers,
if any	50%	.50%	.51%	.51%	.51%
Expenses net of all reductions	47%	.49%	.50%	.49%	.46%
Net investment income	4.00%	4.13%	4.20%	4.45%	4.64%D
Supplemental Data
Net assets, end of period
(000 omitted)	$424,849	$423,597	$431,039	$435,057	$399,353
Portfolio turnover rate	23%	26%	22%	19%	17%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.
D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Fidelity Ohio Municipal Money Market Fund
Investment Changes/Performance

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	12/31/05	6/30/05	12/31/04
0 – 30	80.6	77.7	85.4
31 – 90	6.8	7.7	5.0
91 – 180	6.4	5.6	2.5
181 – 397	6.2	9.0	7.1
Weighted Average Maturity
	12/31/05	6/30/05	12/31/04
Fidelity Ohio Municipal Money
Market Fund	37 Days	44 Days	34 Days
Ohio Tax Free Money Market
Funds Average*	39 Days	34 Days	42 Days

Current and Historical Seven Day Yields
	1/2/06	10/3/05	6/27/05	3/28/05	1/3/05
Fidelity Ohio Municipal
Money Market Fund	2.93%	2.25%	2.04%	1.61%	1.46%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report 22

Fidelity Ohio Municipal Money Market Fund
Investments December 31, 2005
Showing Percentage of Net Assets
Municipal Securities 96.3%
	Principal	Value
	Amount	(Note 1)
Georgia – 0.7%
Columbus Wtr. & Swr. Rev. Participating VRDN
Series PT 2516, 3.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	$ 5,160,000	$ 5,160,000
Ohio – 93.9%
Akron Income Tax Rev. Participating VRDN:
Series ROC II R2137, 3.55% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	3,175,000	3,175,000
Series ROC II R259, 3.55% (Liquidity Facility Citibank
NA) (b)(d)	2,255,000	2,255,000
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.)
2.88%, tender 2/15/06 (b)	9,045,000	9,045,000
Ashtabula County Indl. Dev. Rev. (Plasticolors, Inc. Proj.)
Series 1996 A, 3.66%, LOC Key Bank NA, VRDN (b)(c)	1,710,000	1,710,000
Bellefontaine Hosp. Facilities Rev. (Mary Rutan Hosp. Proj.)
3.55%, LOC Nat’l. City Bank, VRDN (b)	7,700,000	7,700,000
Butler County Gen. Oblig. BAN 3.75% 6/8/06	4,025,000	4,038,523
Butler County Wtrwks. Rev. Participating VRDN Series ROC II
R2207, 3.55% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	2,550,000	2,550,000
Cambridge Hosp. Facilities Rev. (Southeastern Reg’l. Med. Ctr.
Proj.) 3.2%, LOC Nat’l. City Bank, VRDN (b)	3,950,000	3,950,000
Cincinnati City School District Participating VRDN Series EGL
04 34, 3.55% (Liquidity Facility Citibank NA) (b)(d)	1,295,000	1,295,000
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev.:
Series 1998 A1, 3.56% (Liquidity Facility Sallie Mae),
VRDN (b)(c)	7,700,000	7,700,000
Series 1998 A2, 3.56% (Liquidity Facility Sallie Mae),
VRDN (b)(c)	19,800,000	19,800,000
Cincinnati Technical & Cmnty. College Gen. Receipts
Participating VRDN:
Series PT 02 1587, 3.54% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	6,460,000	6,460,000
Series PT 1615, 3.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,670,000	5,670,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series ROC II
R7528, 3.55% (Liquidity Facility Citibank NA) (b)(d)	2,635,000	2,635,000
Clermont County Indl. Dev. Rev. (American Micro Products
Proj.) 3.66%, LOC Key Bank NA, VRDN (b)(c)	1,510,000	1,510,000
Cleveland Arpt. Sys. Rev. Participating VRDN:
Series PT 799, 3.59% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	1,500,000	1,500,000
Series Stars 81, 3.59% (Liquidity Facility BNP Paribas
SA) (b)(c)(d)	5,585,000	5,585,000

See accompanying notes which are an integral part of the financial statements.

23		Annual Report

Fidelity Ohio Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Cleveland Gen. Oblig. Participating VRDN Series PT 2032,
3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 3,030,000	$3,030,000
Cleveland Muni. School District BAN 3.75% 7/27/06	7,900,000	7,920,272
Cleveland-Cuyahoga County Port Auth. Rev. (Carnegie/96th
Research Bldg., LLC Proj.) Series 2003, 3.58%, LOC Fifth
Third Bank, Cincinnati, VRDN (b)	2,000,000	2,000,000
Columbus City School District Participating VRDN
Series PT 2278, 3.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	2,730,000	2,730,000
Cuyahoga County Arpt. Facilities Rev. (Corporate
Wings-Cleveland LLC Proj.) 3.65%, LOC Nat’l. City Bank,
VRDN (b)(c)	3,710,000	3,710,000
Cuyahoga County Civic Facilities Rev. (Fairfax Dev. Corp.
Proj.) 3.59%, LOC Key Bank NA, VRDN (b)	4,390,000	4,390,000
Cuyahoga County Health Care Facilities Rev. (Althenheim
Proj.) 3.56%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,230,000	6,230,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 3.68%, LOC JPMorgan
Chase Bank, VRDN (b)(c)	1,215,000	1,215,000
(Pubco Corp. Proj.) Series 2001, 3.65%, LOC Nat’l. City
Bank, VRDN (b)(c)	2,650,000	2,650,000
(The Great Lakes Brewing Co. Proj.) Series 1997, 3.81%,
LOC Huntington Nat’l. Bank, Columbus, VRDN (b)(c)	3,790,000	3,790,000
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated
Group Prog.) Subseries B3, 3.75%, VRDN (b)	2,600,000	2,600,000
Darke County Health Care Facilities Rev. (Brethren Retirement
Cmnty. Proj.) 3.59%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	7,015,000	7,015,000
Dayton School District Participating VRDN Series SG 173,
3.54% (Liquidity Facility Societe Generale) (b)(d)	12,030,000	12,030,000
Delaware County Health Care Facilities (Willow Brook
Christian Cmnty. Proj.) Series 1999, 3.65%, LOC Huntington
Nat’l. Bank, Columbus, VRDN (b)	3,725,000	3,725,000
Delaware Gen. Oblig. BAN 4.5% 12/14/06	7,800,000	7,878,825
Elyria Gen. Oblig. BAN 4% 10/18/06	2,550,000	2,566,694
Erie County Gen. Oblig. BAN:
3.25% 4/12/06	8,000,000	8,008,589
3.25% 4/12/06	5,000,000	5,005,368
Erie County Multi-family Hsg. Rev. (Providence Residential
Cmnty. Corp. Proj.) Series 1999 A, 3.56%, LOC JPMorgan
Chase Bank, VRDN (b)	8,800,000	8,800,000
Franklin County Multi-family Rev.:
(Golf Pointe Apts. Proj.) Series 2000 A, 3.54%, LOC Lasalle
Bank NA, VRDN (b)(c)	6,690,000	6,690,000
See accompanying notes which are an integral part of the financial statements.

Annual Report 24

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Franklin County Multi-family Rev.: – continued
(Hanover Ridge Apts. Proj. 3.6%, LOC Fannie Mae,
VRDN (b)(c)	$ 4,350,000	$4,350,000
Geauga County Health Care Facilities Rev. (Montefiore Hsg.
Corp. Proj.) Series 2001, 3.59%, LOC Key Bank NA,
VRDN (b)	5,580,000	5,580,000
Grove City Gen. Oblig. BAN 3.75% 6/22/06	9,790,000	9,835,349
Hamilton County Health Care Facilities Rev. 3.58%, LOC Fifth
Third Bank, Cincinnati, VRDN (b)	4,040,000	4,040,000
Hamilton Gen. Oblig. BAN:
3.5% 3/28/06	9,800,000	9,821,371
3.75% 6/1/06	3,400,000	3,410,240
Jackson Local School District Stark & Summit Counties
Participating VRDN Series PT 2334, 3.54% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	3,985,000	3,985,000
Kettering Indl. Dev. Rev. (Millat Industries Corp. Proj.) 3.65%,
LOC Nat’l. City Bank, VRDN (b)(c)	3,120,000	3,120,000
Lake County Indl. Dev. Rev.:
(American Bus. Co. Proj.) 3.81%, LOC Huntington Nat’l.
Bank, Columbus, VRDN (b)(c)	860,000	860,000
(Norshar Co. Proj.) 3.68%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	2,825,000	2,825,000
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 3.65%, LOC
JPMorgan Chase Bank, VRDN (b)	2,300,000	2,300,000
Lucas County Multi-family Rev. (Lakewoods Proj.) 3.66%, LOC
Key Bank NA, VRDN (b)(c)	4,000,000	4,000,000
Marysville Wastewtr. Treatment Sys. Rev. BAN 4.5%
12/21/06	8,000,000	8,084,026
Medina County Indl. Dev. Rev.:
(Firedex, Inc. Proj.) Series 1997, 3.66%, LOC Key Bank NA,
VRDN (b)(c)	835,000	835,000
(Rembond Proj.) Series 1996, 3.68%, LOC JPMorgan Chase
Bank, VRDN (b)(c)	1,650,000	1,650,000
Montgomery County Gen. Oblig. Participating VRDN Series
ROC II R7513, 3.55% (Liquidity Facility Citibank NA) (b)(d) .	7,830,000	7,830,000
Montgomery County Health Care Facilities Rev.:
(Eastway Corp. & Property Resource Proj.) Series 1997,
3.81%, LOC Huntington Nat’l. Bank, Columbus,
VRDN (b)(c)	2,570,000	2,570,000
(Kettering Affiliated Proj.) 3.65%, LOC JPMorgan Chase
Bank, VRDN (b)	2,400,000	2,400,000
Montgomery County Multi-family Hsg. Dev. Rev. (Pedcor
Invts.-Lyons Gate Proj.) 3.57%, LOC Fed. Home Ln. Bank,
Cincinnati, VRDN (b)(c)	4,306,000	4,306,000

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Fidelity Ohio Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
North Ridgeville Gen. Oblig. BAN 4% 9/21/06	$ 3,000,000	$3,012,624
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN:
Series MS 1223, 3.55% (Liquidity Facility Morgan
Stanley) (b)(d)	8,300,000	8,300,000
Series PA 769R, 3.54% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	8,680,000	8,680,000
(AK Steel Corp. Proj.) Series A, 3.6%, LOC ABN AMRO
Bank NV, VRDN (b)(c)	14,500,000	14,500,000
(Cincinnati Gas & Elec. Co. Proj.) Series A:
3.67%, VRDN (b)	7,600,000	7,600,000
3.75%, LOC Cr. Lyonnais SA, VRDN (b)(c)	12,100,000	12,100,000
Ohio Bldg. Auth. Participating VRDN:
Series Putters 790, 3.55% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	3,190,000	3,190,000
Series Putters 793, 3.55% (Liquidity Facility JPMorgan Chase
& Co.) (b)(d)	2,075,000	2,075,000
Ohio Gen. Oblig. Participating VRDN:
Series PT 2046, 3.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	4,280,000	4,280,000
Series PT 2139, 3.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	4,295,000	4,295,000
Series PT 2200, 3.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	15,790,000	15,790,000
Series ROC II R479, 3.55% (Liquidity Facility Citibank
NA) (b)(d)	8,465,000	8,465,000
Series ROC II R7508, 3.55% (Liquidity Facility Citibank
NA) (b)(d)	11,210,000	11,210,000
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN:
Series EGL 7053020, 3.56% (Liquidity Facility Citibank
NA) (b)(d)	7,900,000	7,900,000
Series MS 98 116, 3.55% (Liquidity Facility Morgan
Stanley) (b)(d)	10,120,000	10,120,000
(Ashland Univ. Proj.) 3.56%, LOC Key Bank NA, VRDN (b) .	11,450,000	11,450,000
(Cleveland Institute of Music Proj.) 3.56%, LOC Nat’l. City
Bank, VRDN (b)	7,000,000	7,000,000
(Pooled Fing. Prog.):
Series 1996, 3.61%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	2,790,000	2,790,000
Series 1997, 3.61%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	4,600,000	4,600,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

26

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Ohio Higher Edl. Facility Commission Rev.: – continued
(Pooled Fing. Prog.):
Series 1998, 3.61%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	$ 9,450,000	$ 9,450,000
Series 1999, 3.61%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	8,200,000	8,200,000
Series 2005 A, 3.53%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	8,130,000	8,130,000
3.1% 3/9/06 (Liquidity Facility JPMorgan Chase Bank), CP .	5,000,000	5,000,000
3.15% 2/9/06 (Liquidity Facility JPMorgan Chase Bank), CP	7,000,000	7,000,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Bonds Series Merlots 00 A1, 3.32%, tender 11/7/06
(Liquidity Facility Wachovia Bank NA) (b)(c)(d)(e)	4,260,000	4,260,000
Participating VRDN:
Series BA 01 I, 3.63% (Liquidity Facility Bank of America
NA) (b)(c)(d)	3,450,000	3,450,000
Series BA 98 B, 3.66% (Liquidity Facility Bank of America
NA) (b)(c)(d)	14,695,000	14,695,000
Series BA 98 Q, 3.66% (Liquidity Facility Bank of America
NA) (b)(c)(d)	4,600,000	4,600,000
Series LB 03 L46J, 3.63% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(c)(d)	6,025,000	6,025,000
Series Merlots 01 A78, 3.59% (Liquidity Facility Wachovia
Bank NA) (b)(c)(d)	1,715,000	1,715,000
Series Merlots 02 A34, 3.59% (Liquidity Facility Wachovia
Bank NA) (b)(c)(d)	1,555,000	1,555,000
Series Merlots 05 A16, 3.59% (Liquidity Facility Wachovia
Bank NA) (b)(c)(d)	4,845,000	4,845,000
Series PT 1334, 3.59% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	4,800,000	4,800,000
Series PT 228, 3.59% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	3,515,000	3,515,000
Series PT 241, 3.59% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	2,360,000	2,360,000
Series PT 567, 3.59% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	2,350,000	2,350,000
Series PT 582, 3.59% (Liquidity Facility Svenska
Handelsbanken AB) (b)(c)(d)	2,300,000	2,300,000
Series B, 3.6% (Liquidity Facility Fed. Home Ln. Bank,
Cincinnati), VRDN (b)(c)	11,990,000	11,990,000
Series F, 3.55% (Liquidity Facility Fed. Home Ln. Bank,
Cincinnati), VRDN (b)(c)	6,400,000	6,400,000

See accompanying notes which are an integral part of the financial statements.

27		Annual Report

Fidelity Ohio Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 3.58%,
LOC Key Bank NA, VRDN (b)(c)	$ 5,700,000	$5,700,000
(Pedcor Invts. Willow Lake Apts. Proj.):
Series A, 3.6%, LOC Fed. Home Ln. Bank, Indianapolis,
VRDN (b)(c)	2,835,000	2,835,000
Series B, 3.7%, LOC Fed. Home Ln. Bank, Indianapolis,
VRDN (b)(c)	475,000	475,000
Series C, 3.7%, LOC Fed. Home Ln. Bank, Indianapolis,
VRDN (b)(c)	555,000	555,000
Series D, 3.7%, LOC Fed. Home Ln. Bank, Indianapolis,
VRDN (b)(c)	555,000	555,000
(Pine Crossing Apts. Proj.) 3.54%, LOC Lasalle Bank NA,
VRDN (b)(c)	5,670,000	5,670,000
(Shannon Glenn Apts. Proj.) 3.6%, LOC Fannie Mae,
VRDN (b)(c)	11,800,000	11,800,000
(Wingate at Belle Meadows Proj.) 3.6%, LOC Fed. Home Ln.
Bank, Cincinnati, VRDN (b)(c)	8,750,000	8,750,000
Ohio Indl. Dev. Rev.:
(K&S Realty Proj.) Series 1989 I, 3.59%, LOC Nat’l. City
Bank, VRDN (b)(c)	85,000	85,000
(K&S Realty/Starr Fabricating, Inc. Proj.) Series 1989 III,
3.59%, LOC Nat’l. City Bank, VRDN (b)(c)	110,000	110,000
Ohio Solid Waste Rev.:
(BP Amoco Chemical Co. Proj.) 3.85% (BP PLC Guaranteed),
VRDN (b)(c)	6,300,000	6,300,000
(BP Exploration & Oil, Inc. Proj.) Series 2000, 3.85% (BP
PLC Guaranteed), VRDN (b)(c)	3,000,000	3,000,000
(BP Products NA, Inc. Proj.) Series B, 3.85% (BP PLC
Guaranteed), VRDN (b)(c)	2,115,000	2,115,000
(Republic Svcs., Inc. Proj.) 3.85%, VRDN (b)(c)	7,700,000	7,700,000
Ohio State Univ. Gen. Receipts Rev. Bonds Series 2003 C,
3.1% tender 3/9/06, CP mode	10,000,000	10,000,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 3.6%,
LOC Fleet Bank NA, VRDN (b)(c)	4,700,000	4,700,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
Participating VRDN Series Putters 558, 3.55% (Liquidity
Facility JPMorgan Chase & Co.) (b)(d)	4,565,000	4,565,000
(Cleveland Elec. Illuminating Co. Proj.) Series A, 3.67%,
LOC Barclays Bank PLC, VRDN (b)(c)	6,000,000	6,000,000
(Toledo Edison Co. Proj.) Series A, 3.62%, LOC Barclays
Bank PLC, VRDN (b)(c)	3,800,000	3,800,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

28

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (Timken Co. Proj.)
Series 1997, 3.62%, LOC Wachovia Bank NA, VRDN (b)(c)	$24,000,000	$24,000,000
Pepper Pike Gen. Oblig. BAN 3% 6/22/06	1,373,000	1,374,259
Perrysburg Gen. Oblig. BAN:
3.65% 11/9/06	1,500,000	1,504,963
3.65% 11/9/06	2,600,000	2,608,602
3.75% 5/25/06	4,033,000	4,046,913
3.75% 8/10/06	4,465,000	4,487,311
Port of Greater Cincinnati Dev. Auth. Rev. (Nat’l. Underground
Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 3.58%,
LOC JPMorgan Chase Bank, LOC Fifth Third Bank,
Cincinnati, VRDN (b)	6,500,000	6,500,000
Portage County Indl. Dev. Rev. (Mantaline Corp. Proj.) 3.65%,
LOC Nat’l. City Bank, VRDN (b)(c)	2,195,000	2,195,000
Richland County Health Care Facilities Rev. (Mansfield
Memorial Homes Proj.) Series 2002, 3.61%, LOC Key Bank
NA, VRDN (b)	4,700,000	4,700,000
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co.
Proj.) Series 1997, 3.64%, LOC Standard Fed. Bank,
VRDN (b)(c)	1,600,000	1,600,000
Rickenbacker Port Auth. Indl. Dev. (Micro Industries Corp.
Proj.) Series 2000, 3.68%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	2,425,000	2,425,000
Sandy Valley Loc School District BAN 4.25% 6/21/06	6,610,000	6,639,582
Stark County Indl. Dev. Rev. (H-P Products, Inc. Proj.) 3.66%,
LOC Key Bank NA, VRDN (b)(c)	2,190,000	2,190,000
Stow Gen. Oblig. BAN 3.5% 5/11/06	7,500,000	7,517,657
Summit County Civic Facilities Rev. (YMCA of Akron Proj.)
3.59%, LOC Key Bank NA, VRDN (b)	4,920,000	4,920,000
Summit County Indl. Dev. Rev.:
(Commercial Alloys Corp. Proj.):
3.7%, LOC Nat’l. City Bank, VRDN (b)(c)	1,500,000	1,500,000
3.76%, LOC Nat’l. City Bank, VRDN (b)(c)	2,295,000	2,295,000
(Kaiser Dev. Proj.) 3.68%, LOC Nat’l. City Bank, VRDN (b)(c)	615,000	615,000
(Keltec, Inc. Proj.) Series 1987, 3.68%, LOC Nat’l. City
Bank, VRDN (b)(c)	115,000	115,000
(Mannix Co. Proj.) Series 1987, 3.68%, LOC JPMorgan
Chase Bank, VRDN (b)(c)	620,000	620,000
(Sigma Properties Proj.) Series 2000 B, 3.7%, LOC Nat’l.
City Bank, VRDN (b)(c)	1,740,000	1,740,000
(Summit Plastic Co. Proj.) 3.7%, LOC Nat’l. City Bank,
VRDN (b)(c)	825,000	825,000
(Triumph Hldgs. Proj.) 3.75%, LOC Nat’l. City Bank,
VRDN (b)(c)	1,260,000	1,260,000

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Fidelity Ohio Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Tallmadge Gen. Oblig. BAN 3.25% 3/13/06	$ 1,950,000	$1,952,586
Toledo City School District Participating VRDN
Series Putters 655, 3.55% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	1,695,000	1,695,000
Toledo-Lucas County Port Auth. Rev. (P&G Industries Proj.)
3.65%, LOC Nat’l. City Bank, VRDN (b)(c)	1,725,000	1,725,000
Tuscarawas County Hosp. Facilities Rev. Participating VRDN
Series MT 103, 3.58% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,050,000	3,050,000
Univ. of Cincinnati Gen. Receipts BAN Series 2005 C, 4%
3/28/06	9,460,000	9,488,196
Upper Arlington City School District Participating VRDN
Series PT 2513, 3.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,980,000	5,980,000
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day
School Proj.) Series 1999, 3.6%, LOC Nat’l. City Bank,
VRDN (b)	5,545,000	5,545,000
Warren County Health Care Facilities Rev. (Otterbein Homes
Proj.) Series 1998 B, 3.57%, LOC Fifth Third Bank,
Cincinnati, VRDN (b)	11,704,000	11,704,000
Wood County Indl. Dev. Rev.:
(CMC Group Proj.) Series 2001, 3.65%, LOC Nat’l. City
Bank, VRDN (b)(c)	2,070,000	2,070,000
(Dowa THT America, Inc. Proj.) Series 1999, 3.65%, LOC
Comerica Bank, Detroit, VRDN (b)(c)	3,800,000	3,800,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC
Proj.) Series 2000, 3.8%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	5,300,000	5,300,000
		753,066,950

Puerto Rico 1.7%
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.5%
7/28/06, LOC Bank of Nova Scotia, New York Agcy., LOC
BNP Paribas SA	5,500,000	5,539,200

See accompanying notes which are an integral part of the financial statements.

Annual Report

30

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Puerto Rico continued
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Participating VRDN Series TOC 05 Z6, 3.59% (Liquidity
Facility Goldman Sachs Group, Inc.) (b)(d)	$ 3,045,000	$ 3,045,000
Puerto Rico Govt. Dev. Bank 2.85% 1/30/06, LOC Societe
Generale, CP (a)	5,100,000	5,100,000
		13,684,200

TOTAL INVESTMENT PORTFOLIO 96.3%
(Cost $771,911,150)		771,911,150

NET OTHER ASSETS – 3.7%		29,993,627
NET ASSETS 100%	$ 801,904,777

Security Type Abbreviations
BAN	—	BOND ANTICIPATION NOTE
CP	—	COMMERCIAL PAPER
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $5,100,000 or
0.6% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(d) Provides evidence of ownership in one
or more underlying municipal bonds.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $4,260,000
or 0.5% of net assets.

Additional information on each holding is as follows:

Acquisition
Security	Date	Cost
Ohio Hsg. Fin.
Agcy. Mtg. Rev.
Bonds Series
Merlots 00 A1,
3.32%, tender
11/7/06
(Liquidity Facility
Wachovia Bank
NA)	11/12/03	$ 4,260,000

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Fidelity Ohio Municipal Money Market Fund Investments continued

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Municipal Cash Central Fund	$92,195

See accompanying notes which are an integral part of the financial statements.

Annual Report 32

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities
		December 31, 2005

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $771,911,150)		$771,911,150
Cash		24,150,948
Receivable for fund shares sold		14,628,043
Interest receivable		4,825,122
Prepaid expenses		3,671
Other receivables		97,010
Total assets		815,615,944

Liabilities
Payable for investments purchased	$140,014
Payable for fund shares redeemed	13,162,506
Distributions payable	32,271
Accrued management fee	245,072
Other affiliated payables	96,646
Other payables and accrued expenses	34,658
Total liabilities		13,711,167

Net Assets		$801,904,777
Net Assets consist of:
Paid in capital		$801,803,753
Undistributed net investment income		75,163
Accumulated undistributed net realized gain (loss) on
investments		25,861
Net Assets, for 801,822,605 shares outstanding		$801,904,777
Net Asset Value, offering price and redemption price per
share ($801,904,777 ÷ 801,822,605 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements continued

Statement of Operations
	Year ended December 31, 2005

Investment Income
Interest		$18,147,652
Income from affiliated Central Funds		92,195
Total income		18,239,847

Expenses
Management fee	$2,834,767
Transfer agent fees	1,038,876
Accounting fees and expenses	94,440
Independent trustees’ compensation	3,398
Custodian fees and expenses	12,754
Registration fees	35,031
Audit	38,859
Legal	6,341
Miscellaneous	5,488
Total expenses before reductions	4,069,954
Expense reductions	(824,953)	3,245,001

Net investment income		14,994,846
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		51,221
Net increase in net assets resulting from operations		$15,046,067

See accompanying notes which are an integral part of the financial statements.

Annual Report

34

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 14,994,846	$ 5,364,905
Net realized gain (loss)	51,221	(25,360)
Net increase in net assets resulting
from operations	15,046,067	5,339,545
Distributions to shareholders from net investment income .	(14,990,504)	(5,369,246)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	1,997,767,736	1,700,320,832
Reinvestment of distributions	14,776,226	5,288,351
Cost of shares redeemed	(1,980,752,974)	(1,623,280,855)
Net increase (decrease) in net assets and shares
resulting from share transactions	31,790,988	82,328,328
Total increase (decrease) in net assets	31,846,551	82,298,627

Net Assets
Beginning of period	770,058,226	687,759,599
End of period (including undistributed net investment
income of $75,163 and undistributed net investment
income of $70,820, respectively)	$ 801,904,777	$ 770,058,226

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Financial Highlights

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 1.00	1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment
Operations
Net investment income	020	.008	.006	.011	.025
Distributions from net investment
income	(.020)	(.008)	(.006)	(.011)	(.025)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	1.99%	.76%	.64%	1.13%	2.52%
Ratios to Average Net AssetsB
Expenses before reductions	54%	.54%	.54%	.54%	.55%
Expenses net of fee waivers,
if any	54%	.54%	.54%	.54%	.55%
Expenses net of all reductions	43%	.53%	.53%	.51%	.51%
Net investment income	1.98%	.77%	.64%	1.12%	2.47%
Supplemental Data
Net assets, end of period
(000 omitted)	$801,905	$770,058	$687,760	$652,072	$622,602

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

36

Notes to Financial Statements

For the period ended December 31, 2005

1. Significant Accounting Policies.

Fidelity Ohio Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan Ohio Municipal Income Fund to Fidelity Ohio Municipal Income Fund effective August 15, 2005. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Ohio. Certain funds may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each fund uses independent pricing services approved by the Board of Trustees to value their investments. For the income fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securi ties. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities owned by the money market fund are valued at amortized cost which approximates value.

37 Annual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds will claim a portion of the payment made to redeeming shareholders as a distribu tion for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to futures transactions.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

38

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for			Net Unrealized
	Federal Income	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Fidelity Ohio Municipal
Income Fund	$407,729,677	$15,635,299	$(1,127,427)	$14,507,872
Fidelity Ohio Municipal Money
Market Fund	771,911,150	—	—	—

		Undistributed	Undistributed
		Ordinary	Long-term	Capital Loss
		Income	Capital Gain	Carryforward
Fidelity Ohio Municipal Income Fund		$—	$170,648	$—
Fidelity Ohio Municipal Money Market Fund		76,201	5,878	—

The tax character of distributions paid was as follows:

December 31, 2005
	Tax-exempt	Ordinary	Long-term
	Income	Income	Capital Gains	Total
Fidelity Ohio Municipal Income
Fund	$17,117,253	$—	$6,682,810	$23,800,063
Fidelity Ohio Municipal Money
Market Fund	14,990,504	—	—	14,990,504

December 31, 2004
	Tax-exempt	Ordinary	Long-term
	Income	Income	Capital Gains	Total
Fidelity Ohio Municipal Income
Fund	$17,922,650	$—	$4,676,940	$22,599,590
Fidelity Ohio Municipal Money
Market Fund	5,369,246	—	—	5,369,246

Short Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

39 Annual Report

Notes to Financial Statements continued
2. Operating Policies.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterpar ties do not perform under the contract’s terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settle ment price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, for the income fund aggregated $101,907,055 and $95,384,268, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment manage ment related services for which the funds pay a monthly management fee. The manage ment fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund’s average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under manage ment decrease. For the period, each fund’s annual management fee rate expressed as a percentage of each fund’s average net assets was as follows:

	Individual	Group
	Rate	Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.12%	.37%
Fidelity Ohio Municipal Money Market Fund	.25%	.12%	.37%

Annual Report

40

4. Fees and Other Transactions with Affiliates continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds’ transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.14%

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund’s expenses. All of the applicable expense reductions are noted in the table below.

		Transfer
	Custody	Agent	Accounting
	expense	expense	expense
	reduction	reduction	reduction

Fidelity Ohio Municipal Income Fund	$7,033	$116,377	$—
Fidelity Ohio Municipal Money Market Fund	12,623	795,214	17,116

41 Annual Report

Notes to Financial Statements continued
7. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

Annual Report

42

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Ohio Municipal Income Fund (formerly Spartan Ohio Municipal Income Fund) and Fidelity Ohio Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ohio Municipal Income Fund (formerly Spartan Ohio Municipal Income Fund) (a fund of Fidelity Municipal Trust) and Fidelity Ohio Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2005 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Municipal Trust’s and Fidelity Municipal Trust II’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the ac counting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 9, 2006

43 Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, and review each fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1984 or 1991

Trustee of Fidelity Municipal Trust (1984) and Fidelity Municipal Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

44

Name, Age; Principal Occupation Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Ohio Municipal Money Market (2005 present) and Ohio Municipal Income (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

45 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Annual Report

46

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (cus tomer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

47 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Annual Report

48

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

49 Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s Interna tional Equity Trading group (1998 2005).

Charles S. Morrison (45)

Year of Election or Appointment: 2005

Vice President of Ohio Municipal Money Market. Mr. Morrison also serves as Vice President of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Invest ments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Annual Report

50

Name, Age; Principal Occupation David L. Murphy (57)

Year of Election or Appointment: 2002 or 2005

Vice President of Ohio Municipal Money Market (2002) and Ohio Municipal Income(2005). Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Invest ments in 1989 as a portfolio manager in the Bond Group.

Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of Ohio Municipal Income. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present), certain Balanced Funds (2005 present), certain Asset Allocation Funds (2005 present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Michael J. Marchese (48)

Year of Election or Appointment: 2004

Vice President of Ohio Municipal Money Market. Mr. Marchese also serves as Vice President of other funds advised by FMR. Prior to assum ing his current responsibilities, Mr. Marchese worked as a legal analyst and portfolio manager.

Douglas T. McGinley (40)

Year of Election or Appointment: 2004

Vice President of Ohio Municipal Income. Mr. McGinley also serves as Vice President of other funds advised by FMR. Prior to assuming his cur rent responsibilities, Mr. McGinley worked as an analyst and manager.

51 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Ohio Municipal Money Market and Ohio Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Ohio Municipal Money Market and Ohio Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Annual Report

52

Name, Age; Principal Occupation Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Rathgeber also serves as Chief Compliance Offi cer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Invest ments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Ohio Municipal Money Market and Ohio Munici pal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institu tional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC

(2000 2004).

53 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986 or 1989

Assistant Treasurer of Ohio Municipal Money Market (1989) and Ohio Municipal Income (1986). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Annual Report

54

Name, Age; Principal Occupation Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Ohio Municipal Money Market and Ohio Municipal Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

55 Annual Report

Distributions

The Board of Trustees of Fidelity Ohio Municipal Income Fund voted to pay on February 6, 2006, to shareholders of record at the opening of business on February 3, 2006, a distribution of $.01 per share derived from capital gains realized from sales of portfolio securities.

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended 2005, or, if subsequently determined to be different, the net capital gain of such year.

Fund	December 31, 2005
Fidelity Ohio Municipal Income Fund	$6,598,981
Fidelity Ohio Municipal Money Market Fund	$25,859

During fiscal year ended 2005, 100% of the Fidelity Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund’s income dividends was free from federal income tax, and 4.95% and 44.96% of Fidelity Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund’s income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

56

Proxy Voting Results

A special meeting of Fidelity Ohio Municipal Money Market Fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	667,201,902.33	95.261
Withheld	33,193,298.35	4.739
TOTAL	700,395,200.68	100.000
Albert R. Gamper, Jr.
Affirmative	667,477,031.41	95.300
Withheld	32,918,169.27	4.700
TOTAL	700,395,200.68	100.000
Robert M. Gates
Affirmative	666,308,716.35	95.133
Withheld	34,086,484.33	4.867
TOTAL	700,395,200.68	100.000
George H. Heilmeier
Affirmative	664,652,778.09	94.897
Withheld	35,742,422.59	5.103
TOTAL	700,395,200.68	100.000
Abigail P. Johnson
Affirmative	664,170,496.79	94.828
Withheld	36,224,703.89	5.172
TOTAL	700,395,200.68	100.000
Edward C. Johnson 3d
Affirmative	663,788,907.22	94.773
Withheld	36,606,293.46	5.227
TOTAL	700,395,200.68	100.000
Stephen P. Jonas
Affirmative	667,006,752.59	95.233
Withheld	33,388,448.09	4.767
TOTAL	700,395,200.68	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	666,373,338.05	95.142
Withheld	34,021,862.63	4.858
TOTAL	700,395,200.68	100.000

Ned C. Lautenbach
Affirmative	666,334,938.56	95.137
Withheld	34,060,262.12	4.863
TOTAL	700,395,200.68	100.000

William O. McCoy
Affirmative	665,764,692.27	95.056
Withheld	34,630,508.41	4.944
TOTAL	700,395,200.68	100.000

Robert L. Reynolds
Affirmative	667,335,421.55	95.280
Withheld	33,059,779.13	4.720
TOTAL	700,395,200.68	100.000

Cornelia M. Small
Affirmative	667,579,724.56	95.315
Withheld	32,815,476.12	4.685
TOTAL	700,395,200.68	100.000

William S. Stavropoulos
Affirmative	665,215,267.33	94.977
Withheld	35,179,933.35	5.023
TOTAL	700,395,200.68	100.000

Kenneth L. Wolfe
Affirmative	666,060,714.08	95.098
Withheld	34,334,486.60	4.902
TOTAL	700,395,200.68	100.000

A Denotes trust-wide proposal and voting results.

57 Annual Report

Proxy Voting Results - continued

A special meeting of Fidelity Ohio Municipal Income Fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	4,012,578,790.76	95.238
Withheld	200,653,306.55	4.762
TOTAL	4,213,232,097.31	100.000
Albert R. Gamper, Jr.
Affirmative	4,015,643,707.84	95.310
Withheld	197,588,389.47	4.690
TOTAL	4,213,232,097.31	100.000
Robert M. Gates
Affirmative	4,004,345,809.00	95.042
Withheld	208,886,288.31	4.958
TOTAL	4,213,232,097.31	100.000
George H. Heilmeier
Affirmative	4,008,127,523.93	95.132
Withheld	205,104,573.38	4.868
TOTAL	4,213,232,097.31	100.000
Abigail P. Johnson
Affirmative	3,993,175,527.66	94.777
Withheld	220,056,569.65	5.223
TOTAL	4,213,232,097.31	100.000
Edward C. Johnson 3d
Affirmative	3,987,333,615.26	94.638
Withheld	225,898,482.05	5.362
TOTAL	4,213,232,097.31	100.000
Stephen P. Jonas
Affirmative	4,010,007,680.52	95.177
Withheld	203,224,416.79	4.823
TOTAL	4,213,232,097.31	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	4,010,231,303.96	95.182
Withheld	203,000,793.35	4.818
TOTAL	4,213,232,097.31	100.000

Ned C. Lautenbach
Affirmative	4,009,136,177.44	95.156
Withheld	204,095,919.87	4.844
TOTAL	4,213,232,097.31	100.000

William O. McCoy
Affirmative	4,001,996,735.35	94.986
Withheld	211,235,361.96	5.014
TOTAL	4,213,232,097.31	100.000

Robert L. Reynolds
Affirmative	4,010,560,206.65	95.190
Withheld	202,671,890.66	4.810
TOTAL	4,213,232,097.31	100.000

Cornelia M. Small
Affirmative	4,011,161,760.21	95.204
Withheld	202,070,337.10	4.796
TOTAL	4,213,232,097.31	100.000

William S. Stavropoulos
Affirmative	4,001,217,912.57	94.968
Withheld	212,014,184.74	5.032
TOTAL	4,213,232,097.31	100.000

Kenneth L. Wolfe
Affirmative	4,011,439,868.05	95.211
Withheld	201,792,229.26	4.789
TOTAL	4,213,232,097.31	100.000

A Denotes trust-wide proposal and voting results.

Annual Report 58

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

59 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments Money
Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated lines for quickest service

OFF UANN-0206 1.787739.102

Fidelity® Pennsylvania Municipal Income Fund (formerly Spartan® Pennsylvania Municipal Income Fund) and Fidelity Pennsylvania Municipal Money Market Fund

Annual Report December 31, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders
Performance	5	How the fund has done over time.
Management’s	6	The manager’s review of fund performance,
Discussion		strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Fidelity Pennsylvania Municipal Income Fund
Investment Changes	9	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	10	A complete list of the fund’s investments with
		their market values.
Financial Statements	18	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes/	22	A summary of major shifts in the fund’s
Performance		investments over the past six months.
Investments	23	A complete list of the fund’s investments.
Financial Statements	30	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	34	Notes to the Financial Statements
Report of	41
Independent
Registered Public
Accounting Firm
Trustees and Officers	42
Distributions	54
Proxy Voting Results	55

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general in-
formation of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Fidelity Pennsylvania Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
Fidelity® PA Municipal Income Fund	2.70%	5.22%	5.26%

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity® Pennsylvania Municipal Income Fund on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

5 Annual Report

5

Fidelity Pennsylvania Municipal Income Fund

Management’s Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity® Pennsylvania Municipal Income Fund

For the third consecutive year, the municipal bond market outperformed taxable bonds. The Lehman Brothers® Municipal Bond Index rose 3.51% for the year ending December 31, 2005. The taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, advanced 2.43% . Muni bonds were attractively valued relative to Treasuries, partic ularly as tax free bond yields drew closer to those of high quality government bonds. Sub sequently, the tax advantage of munis was compelling to such atypical investors in the asset class as hedge funds, corporations and taxable bond investors. The strong demand helped offset heavy issuance, particularly at the longer term end of the spectrum. The Federal Reserve Board raised short term interest rates eight times during the year, but long term rates remained persistently low, making the cost of borrowing more affordable for muni issuers. Still, absolute returns finished well below their historical averages. In addition to the rate hikes, surging energy prices pushed inflation higher, a condition further exacer bated by the damage to energy production facilities caused by Hurricane Katrina.

The fund returned 2.70% for the 12 months ending December 31, 2005. During the same period, the LipperSM Pennsylvania Municipal Debt Funds Average gained 3.11% and the Lehman Brothers Pennsylvania Enhanced Municipal Bond Index rose 3.31% . Pennsylvania’s municipal market was helped by improving creditworthiness for many issuers and per formed roughly in line with the national muni market. My focus on high quality securities caused the fund to lag the Lehman Brothers index and also, I suspect, the Lipper peer group average. Lower quality munis outpaced higher quality munis, buoyed by robust demand from investors seeking higher yields, particularly in the first half of the period. In contrast, the fund’s performance was aided by its comparatively large stake relative to the index in bonds that were prerefunded during the period, a process that helped boost the bonds’ returns. Throughout the year, I kept the fund’s interest rate sensitivity in line with the Pennsylvania market as a whole, as measured by the Lehman Brothers index. Not surprisingly, that strategy had no material impact on the fund’s performance relative to the index.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7 Annual Report

Shareholder Expense Example continued

			Expenses Paid
			During Period*
	Beginning	Ending	July 1, 2005
	Account Value	Account Value	to December 31,
	July 1, 2005	December 31, 2005	2005
Fidelity Pennsylvania Municipal
Income Fund
Actual	$1,000.00	$1,004.80	$2.53
HypotheticalA	$1,000.00	$1,022.68	$2.55
Fidelity Pennsylvania Municipal
Money Market Fund
Actual	$1,000.00	$1,011.30	$2.53
HypotheticalA	$1,000.00	$1,022.68	$2.55

A 5% return per year before expenses

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Fidelity Pennsylvania Municipal Income Fund	50%
Fidelity Pennsylvania Municipal Money Market Fund	50%

Annual Report

8

Fidelity Pennsylvania Municipal Income Fund
Investment Changes

Top Five Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	35.8	30.0
Escrowed/Pre Refunded	12.8	16.9
Education	11.3	12.9
Transportation	10.9	13.3
Water & Sewer	9.2	9.6
Average Years to Maturity as of December 31, 2005
		6 months ago
Years	12.2	12.9

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of December 31, 2005
6 months ago
Years	6.1	6.0

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

9 Annual Report

Fidelity Pennsylvania Municipal Income Fund
Investments December 31, 2005
Showing Percentage of Net Assets

Municipal Bonds 97.6%
	Principal	Value
	Amount	(Note 1)
Guam 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875%
7/1/35	$275,000	$288,497
New Jersey/Pennsylvania – 1.3%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5.25%
7/1/19 (Pre-Refunded to 7/1/13 @ 100) (d)	1,000,000	1,098,520
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,187,300
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	764,897
		4,050,717

Pennsylvania – 92.9%
Allegheny County Arpt. Rev. (Pittsburgh Int’l. Arpt. Proj.):
Series A1:
5.75% 1/1/07 (MBIA Insured) (c)	1,500,000	1,532,220
5.75% 1/1/08 (MBIA Insured) (c)	1,000,000	1,040,130
5.75% 1/1/11 (MBIA Insured) (c)	2,000,000	2,141,920
5.75% 1/1/12 (MBIA Insured) (c)	3,000,000	3,237,360
5.75% 1/1/14 (MBIA Insured) (c)	3,000,000	3,268,200
5.75% 1/1/09 (MBIA Insured) (c)	3,000,000	3,157,740
Allegheny County Gen. Oblig. Series C55, 5.375% 11/1/15
(MBIA Insured)	3,535,000	3,864,427
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
(Carnegie Mellon Univ. Proj.):
5.125% 3/1/32	1,700,000	1,767,592
5.25% 3/1/32	2,000,000	2,103,900
(Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	400,000	446,012
Allegheny County Hosp. Dev. Auth. Rev.
(Health Ctr.-UPMC Health Sys. Proj.) Series A:
4.625% 8/1/12 (MBIA Insured)	1,000,000	1,029,650
4.625% 8/1/14 (MBIA Insured)	3,560,000	3,646,401
5.55% 4/1/12 (MBIA Insured)	2,845,000	2,968,388
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed.
Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA,
Pittsburgh (b)	3,000,000	2,975,760
Allegheny County San. Auth. Swr. Rev.:
0% 12/1/12 (Escrowed to Maturity) (d)	2,260,000	1,718,730
5.5% 12/1/30 (MBIA Insured)	305,000	328,445
5.5% 12/1/30 (Pre-Refunded to 12/1/10 @ 101) (d)	1,695,000	1,847,211
Annville-Cleona School District:
6% 3/1/28 (FSA Insured)	1,500,000	1,728,015
6% 3/1/31 (FSA Insured)	1,975,000	2,273,581

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Bristol Borough School District:
5.25% 3/1/25 (FSA Insured)	$2,400,000	$2,604,168
5.25% 3/1/31 (FSA Insured)	4,995,000	5,354,190
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev.
(Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55%
9/1/32 (FGIC Insured) (c)	1,870,000	1,982,686
Butler Area School District:
Series A:
0% 10/1/27 (FGIC Insured)	1,500,000	536,040
0% 9/15/28 (FGIC Insured)	1,000,000	339,290
0% 9/15/29 (FGIC Insured)	2,705,000	871,064
0% 11/15/19 (Pre-Refunded to 11/15/07 @ 50.177) (d)	5,650,000	2,660,190
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	9,819,212
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,761,600
Central York School District 5.5% 6/1/16 (FGIC Insured)	2,000,000	2,192,820
Chester County Health & Ed. Facilities Auth. Health Sys. Rev.
(Jefferson Health Sys. Proj.) Series B:
5% 5/15/08 (AMBAC Insured)	600,000	621,720
5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,505,245
Cumberland County Muni. Auth. College Rev. (Dickerson
College Proj.) Series A, 5.5% 11/1/30
(AMBAC Insured)	4,200,000	4,486,860
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,449,500
6% 11/15/30	3,620,000	4,012,299
Delaware County Indl. Dev. Auth. Rev.
(Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29
(FGIC Insured) (c)	2,500,000	2,704,375
Delaware County Reg’l. Wtr. Quality Cont. Auth. Swr. Rev.
Series 2001, 5.25% 5/1/12 (FGIC Insured)	2,165,000	2,353,377
Erie School District 0% 9/1/30 (AMBAC Insured)	4,000,000	1,221,360
Erie County Gen. Oblig. Series 2005 A, 5.5% 9/1/21
(FGIC Insured)	1,770,000	2,047,430
Harrisburg Auth. Dauphin County School Rev. (Harrisburg
School District Rfdg. Proj.) 5.5% 4/1/14 (FGIC Insured)	1,655,000	1,815,651
Harrisburg Auth. Rev. (Pooled Bond Prog.) Series I, 5.625%
4/1/15 (Pre-Refunded to 4/1/06 @ 102) (d)	445,000	456,321
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (FGIC Insured)	1,115,000	1,228,897

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Fidelity Pennsylvania Municipal Income Fund
Investments continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Kennett Consolidated School District Series A, 5.25% 2/15/15
(FGIC Insured)	$1,310,000	$1,426,485
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev.
(Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender
12/1/09 (AMBAC Insured) (b)(c)	2,000,000	1,985,560
Montgomery County Higher Ed. & Health Auth. Hosp. Rev.
(Abington Memorial Hosp. Proj.) Series A:
6% 6/1/09 (AMBAC Insured)	2,365,000	2,557,133
6% 6/1/16 (AMBAC Insured)	1,000,000	1,160,510
Montgomery County Higher Ed. & Health Auth. Rev. (Health
Care-Holy Redeemer Health Proj.) Series A, 5.5% 10/1/08
(AMBAC Insured)	1,000,000	1,044,200
Muhlenberg School District Series AA, 5.375% 9/1/15
(FGIC Insured)	1,055,000	1,157,050
Northumberland County Auth. Commonwealth Lease Rev.
(State Correctional Facilities Proj.) 0% 10/15/10
(Escrowed to Maturity) (d)	1,000,000	838,530
Owen J. Roberts School District 5.5% 8/15/19
(Pre-Refunded to 8/15/12 @ 100) (d)	1,525,000	1,694,062
Pennsbury School District 5.5% 1/15/17 (FGIC Insured)	2,160,000	2,366,582
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (c)	3,300,000	3,528,525
6.375% 11/1/41 (c)	1,300,000	1,394,393
(Shippingport Proj.) Series A, 4.35%, tender
6/1/10 (b)(c)	1,500,000	1,473,690
Pennsylvania Gen. Oblig.:
First Series:
5% 7/1/19	2,500,000	2,687,600
5.25% 2/1/14	125,000	135,165
5.25% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (d)	1,250,000	1,364,413
Second Series:
0% 7/1/07 (AMBAC Insured)	1,770,000	1,681,624
5.25% 6/1/15 (FSA Insured)	3,350,000	3,686,474
5.75% 10/1/16 (Pre-Refunded to
10/1/09 @ 101) (d)	475,000	518,919
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series A:
5% 5/1/16 (MBIA Insured)	1,135,000	1,228,047
5% 5/1/18 (MBIA Insured)	1,220,000	1,310,158

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Drexel Univ. Proj.):
6% 5/1/24 (Pre-Refunded to 5/1/09 @ 100) (d)	$4,075,000	$4,408,946
6% 5/1/29 (Pre-Refunded to 5/1/09 @ 100) (d)	3,470,000	3,754,367
(Lafayette College Proj.) 6% 5/1/30	2,500,000	2,730,700
(Temple Univ. Proj.) 5.375% 7/15/19 (MBIA Insured)	1,000,000	1,082,330
(Univ. of Pennsylvania Health Systems Proj.) Series A, 5%
8/15/17 (AMBAC Insured)	3,000,000	3,202,740
(UPMC Health Sys. Proj.):
Series 1999 A:
5.25% 8/1/10 (FSA Insured)	1,000,000	1,061,200
5.25% 8/1/11 (FSA Insured)	1,000,000	1,068,480
Series 2001 A:
6% 1/15/22	400,000	439,384
6% 1/15/31	1,000,000	1,094,150
Series 2000 S, 5.5% 6/15/15 (AMBAC Insured)	500,000	538,275
Pennsylvania Hsg. Fin. Agcy. Series 54A, 5.375%
10/1/28 (c)	330,000	330,561
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	1,080,000	1,193,821
7% 1/1/07 (AMBAC Insured)	1,000,000	1,036,000
Pennsylvania Pub. School Bldg. Auth. School Rev.:
(Northwestern School District Proj.) Series E, 5.75%
1/15/19 (FGIC Insured)	500,000	532,050
(Philadelphia School District Proj.) 5% 6/1/33
(FSA Insured)	3,085,000	3,185,016
Pennsylvania State Univ.:
5% 9/1/29	1,550,000	1,633,654
5% 9/1/35	4,485,000	4,694,584
Pennsylvania Tpk. Commission Registration Fee Rev.
Series 2001, 5.5% 7/15/33 (Pre-Refunded to 7/15/11 @
101) (d)	1,000,000	1,106,910
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625%
6/1/12 (FGIC Insured)	2,000,000	2,215,840
Philadelphia Arpt. Rev.:
Series 1998, 5.375% 6/15/10 (FGIC Insured) (c)	2,000,000	2,115,580
5.375% 6/15/11 (FGIC Insured) (c)	3,770,000	3,988,773
6% 6/15/08 (FGIC Insured) (c)	3,000,000	3,152,610
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) 17th Series:
5% 7/1/07 (FSA Insured)	4,000,000	4,088,040
5% 7/1/08 (FSA Insured)	1,000,000	1,038,110

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Fidelity Pennsylvania Municipal Income Fund
Investments continued

Municipal Bonds continued
		Principal	Value
		Amount	(Note 1)
Pennsylvania – continued
Philadelphia Gas Works Rev.: – continued
(1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/17
(FSA Insured)		$2,290,000	$2,461,407
Series A1, 5.25% 9/1/18 (Assured Guaranty Ltd. Insured)	.	3,340,000	3,569,592
Third Series, 5% 8/1/06 (FSA Insured)		1,000,000	1,009,480
Philadelphia Gen. Oblig. 5.25% 9/15/12 (FSA Insured)		2,455,000	2,635,590
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys.
Rev. (Jefferson Health Sys. Proj.) Series A:
5% 5/15/09		1,000,000	1,039,180
5.5% 5/15/08		1,000,000	1,043,280
Philadelphia Hosps. & Higher Ed. Facilities Auth. Hosp. Rev.
(Jeanes Hosp. Proj.) 5.875% 7/1/17 (Pre-Refunded to
7/1/07 @ 102) (d)		340,000	359,349
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	.	1,000,000	815,720
Series B, 5.25% 11/15/11 (FSA Insured)		2,000,000	2,168,480
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood
Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31
(FGIC Insured)		1,000,000	1,046,790
Philadelphia School District:
Series 2002 A, 5.5% 2/1/26 (Pre-Refunded to 2/1/12 @
100) (d)		3,565,000	3,929,343
Series 2004 D, 5.25% 6/1/34 (FGIC Insured)		2,785,000	2,963,797
Series 2005 D:
5.5% 6/1/16 (FSA Insured)		2,030,000	2,279,670
5.5% 6/1/17 (FSA Insured)		2,125,000	2,395,853
Series A, 5.75% 2/1/16 (Pre-Refunded to 2/1/11 @
100) (d)		500,000	552,100
Series B, 5.625% 8/1/15 (Pre-Refunded to 8/1/12 @
100) (d)		1,500,000	1,671,675
Series D, 5.125% 6/1/34 (FGIC Insured)		1,800,000	1,897,254
Philadelphia Wtr. & Wastewtr. Rev.:
Series 14, 0% 10/1/08 (MBIA Insured)		5,300,000	4,793,638
Series A:
5% 11/1/31 (FGIC Insured)		1,075,000	1,110,669
5.375% 11/1/19 (FGIC Insured)		3,000,000	3,268,290
Pittsburgh Gen. Oblig.:
Series 2003 A:
5.5% 9/1/16 (AMBAC Insured)		5,000,000	5,394,050
5.75% 9/1/22 (Pre-Refunded to 9/1/09 @ 100) (d)		800,000	862,648

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Pittsburgh Gen. Oblig.: – continued
Series 2003 D, 5% 9/1/06 (FGIC Insured)	$250,000	$ 252,870
Series A:
5% 9/1/11 (MBIA Insured)	5,000,000	5,331,350
6% 3/1/07 (MBIA Insured)	2,735,000	2,816,011
Pittsburgh School District:
Series A, 5% 9/1/08 (MBIA Insured) (a)	3,080,000	3,172,338
Series C:
0% 8/1/07 (AMBAC Insured)	2,610,000	2,472,584
0% 8/1/08 (AMBAC Insured)	2,000,000	1,820,480
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series A,
6.5% 9/1/13 (FGIC Insured)	10,000,000	11,544,495
Quaker Valley School District 5.5% 4/1/25 (Pre-Refunded to
4/1/14 @ 100) (d)	1,020,000	1,146,990
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty.
Med. Ctr. Proj.) 5.5% 7/1/12 (MBIA Insured)	3,375,000	3,558,870
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	858,943
5.375% 4/1/17 (FSA Insured)	830,000	898,118
5.375% 4/1/18 (FSA Insured)	875,000	946,313
Upper Saint Clair Township School District 5.375% 7/15/16
(FSA Insured)	1,855,000	2,023,601
West Allegheny School District Series B, 5.25% 2/1/12
(FGIC Insured)	1,850,000	2,018,276
Westmoreland County Gen. Oblig.:
0% 8/1/15 (Escrowed to Maturity) (d)	4,290,000	2,889,916
0% 8/1/16 (Escrowed to Maturity) (d)	2,955,000	1,888,511
Westmoreland County Indl. Dev. Auth. Rev. (Nat’l. Waste &
Energy Corp./Valley Landfill Expansion Proj.) 5.1%, tender
5/1/09 (b)(c)	2,700,000	2,780,379
Westmoreland County Muni. Auth. Muni. Svc. Rev.:
Series A:
0% 8/15/19 (FGIC Insured)	5,000,000	2,735,700
0% 8/15/20 (FGIC Insured)	2,500,000	1,301,125
Series C, 0% 8/15/17 (Escrowed to Maturity) (d)	2,500,000	1,511,675
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (MBIA Insured)	3,235,000	2,447,633
York County School of Technology Auth. Lease Rev.:
5.375% 2/15/18 (FGIC Insured)	1,000,000	1,088,850
5.5% 2/15/23 (FGIC Insured)	1,070,000	1,168,440
		284,972,541

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Fidelity Pennsylvania Municipal Income Fund
Investments continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Puerto Rico 3.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.
Series Y, 5.5% 7/1/36 (FSA Insured)	$400,000	$ 445,184
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	2,455,000	2,665,123
Series C, 5.5% 7/1/25 (AMBAC Insured)	2,500,000	2,918,600
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (MBIA Insured)	1,000,000	1,097,050
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	548,915
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17
(FSA Insured)	2,000,000	2,237,600
		9,912,472

TOTAL MUNICIPAL BONDS
(Cost $288,337,394)		299,224,227

Municipal Notes 0.6%

Pennsylvania – 0.6%
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN
Series SG 158, 3.54% (Liquidity Facility Societe Generale) (b)(e)
(Cost $2,000,000)	2,000,000	2,000,000

TOTAL INVESTMENT PORTFOLIO 98.2%
(Cost $290,337,394)		301,224,227

NET OTHER ASSETS – 1.8%		5,507,755
NET ASSETS 100%		$ 306,731,982

Security Type Abbreviation
VRDN — VARIABLE RATE DEMAND NOTE

Legend (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis. (b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(d) Security collateralized by an amount
sufficient to pay interest and principal.

(e) Provides evidence of ownership in one
or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Annual Report 16

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	35.8%
Escrowed/Pre Refunded	12.8%
Education	11.3%
Transportation	10.9%
Water & Sewer	9.2%
Health Care	8.6%
Electric Utilities	6.2%
Others* (individually less than 5%)	5.2%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities
		December 31, 2005

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $290,337,394)		$301,224,227
Cash		5,687,002
Receivable for fund shares sold		208,594
Interest receivable		3,748,888
Prepaid expenses		1,524
Other receivables		26,414
Total assets		310,896,649

Liabilities
Payable for investments purchased
Regular delivery	$78,905
Delayed delivery	3,179,700
Payable for fund shares redeemed	422,188
Distributions payable	316,614
Accrued management fee	95,309
Other affiliated payables	27,172
Other payables and accrued expenses	44,779
Total liabilities		4,164,667

Net Assets		$306,731,982
Net Assets consist of:
Paid in capital		$296,617,830
Undistributed net investment income		22,723
Accumulated undistributed net realized gain (loss) on
investments		(795,404)
Net unrealized appreciation (depreciation) on
investments		10,886,833
Net Assets, for 28,408,435 shares outstanding		$306,731,982
Net Asset Value, offering price and redemption price per
share ($306,731,982 ÷ 28,408,435 shares)		$10.80

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Statement of Operations
	Year ended December 31, 2005

Investment Income
Interest		$13,764,630

Expenses
Management fee	$1,149,402
Transfer agent fees	234,699
Accounting fees and expenses	76,959
Independent trustees’ compensation	1,409
Custodian fees and expenses	5,149
Registration fees	20,702
Audit	46,981
Legal	4,922
Miscellaneous	6,810
Total expenses before reductions	1,547,033
Expense reductions	(150,270)	1,396,763

Net investment income		12,367,867
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,835,852
Futures contracts	79,603
Swap agreements	61,411
Total net realized gain (loss)		1,976,866
Change in net unrealized appreciation (depreciation) on:
Investment securities	(6,350,581)
Swap agreements	(5,042)
Total change in net unrealized appreciation
(depreciation)		(6,355,623)
Net gain (loss)		(4,378,757)
Net increase (decrease) in net assets resulting from
operations		$7,989,110

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Fidelity Pennsylvania Municipal Income Fund
Financial Statements continued

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$12,367,867	$11,953,364
Net realized gain (loss)	1,976,866	1,131,185
Change in net unrealized appreciation (depreciation) .	(6,355,623)	(1,386,233)
Net increase (decrease) in net assets resulting
from operations	7,989,110	11,698,316
Distributions to shareholders from net investment income .	(12,342,980)	(11,909,386)
Distributions to shareholders from net realized gain	(2,072,399)	(1,280,619)
Total distributions	(14,415,379)	(13,190,005)
Share transactions
Proceeds from sales of shares	54,588,207	41,546,733
Reinvestment of distributions	10,204,264	9,672,228
Cost of shares redeemed	(49,266,553)	(44,125,799)
Net increase (decrease) in net assets resulting from
share transactions	15,525,918	7,093,162
Redemption fees	10,940	1,146
Total increase (decrease) in net assets	9,110,589	5,602,619

Net Assets
Beginning of period	297,621,393	292,018,774
End of period (including undistributed net investment
income of $22,723 and distributions in excess of net
investment income of $2,166, respectively)	$306,731,982	$297,621,393

Other Information
Shares
Sold	4,981,143	3,770,208
Issued in reinvestment of distributions	934,909	881,647
Redeemed	(4,514,890)	(4,041,514)
Net increase (decrease)	1,401,162	610,341

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Financial Highlights

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 11.02	$ 11.06	$ 11.07	$ 10.64	$ 10.64
Income from Investment
Operations
Net investment incomeB	440.454		.463	.482	.494E
Net realized and unrealized
gain (loss)	(.148)	.006C	.091	.471	.030E
Total from investment operations	.292	.460	.554	.953	.524
Distributions from net investment
income	(.439)	(.452)	(.462)	(.482)	(.493)
Distributions from net realized
gain	(.073)	(.048)	(.102)	(.041)	(.031)
Total distributions	(.512)	(.500)	(.564)	(.523)	(.524)
Redemption fees added to paid in
capitalB,F	—	—	—	—	—
Net asset value, end of period	$ 10.80	$ 11.02	$ 11.06	$ 11.07	$ 10.64
Total ReturnA	2.70%	4.28%	5.11%	9.14%	4.97%
Ratios to Average Net AssetsD
Expenses before reductions	50%	.50%	.51%	.51%	.51%
Expenses net of fee waivers,
if any	50%	.50%	.51%	.51%	.51%
Expenses net of all reductions	45%	.49%	.50%	.49%	.45%
Net investment income	4.02%	4.14%	4.18%	4.42%	4.59%E
Supplemental Data
Net assets, end of period
(000 omitted)	$306,732	$297,621	$292,019	$300,026	$269,262
Portfolio turnover rate	26%	14%	18%	9%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.
E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes/Performance

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	12/31/05	6/30/05	12/31/04
0 – 30	88.4	87.5	87.7
31 – 90	1.2	1.8	3.2
91 – 180	5.6	3.1	1.4
181 – 397	4.8	7.6	7.7
Weighted Average Maturity
	12/31/05	6/30/05	12/31/04
Fidelity Pennsylvania Municipal Money
Market Fund	23 Days	33 Days	27 Days
Pennsylvania Tax Free Money Market
Funds Average*	27 Days	22 Days	32 Days

Current and Historical Seven Day Yields
	1/2/06	10/3/05	6/27/05	3/28/05	1/3/05
Fidelity Pennsylvania Municipal
Money Market Fund	2.98%	2.30%	2.05%	1.63%	1.49%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report 22

Fidelity Pennsylvania Municipal Money Market Fund
Investments December 31, 2005
Showing Percentage of Net Assets

Municipal Securities 97.2%
	Principal	Value
	Amount	(Note 1)
New Jersey/Pennsylvania – 1.8%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.
Participating VRDN Series SGA 89, 3.73% (Liquidity Facility
Societe Generale) (b)(d)	$7,500,000	$ 7,500,000
Pennsylvania – 94.1%
Allegheny County Arpt. Rev. Participating VRDN Series PA
567, 3.59% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	2,000,000	2,000,000
Allegheny County Hosp. Dev. Auth. Rev. Bonds:
(South Hills Health Sys. Proj.):
Series 2000 A, 2.95%, tender 6/1/06, LOC PNC Bank
NA, Pittsburgh (b)	4,400,000	4,400,000
Series A, 2.93%, tender 5/1/06, LOC PNC Bank NA,
Pittsburgh (b)	6,315,000	6,315,000
Series PT 762, 2.85%, tender 6/15/06 (Liquidity Facility
Landesbank Hessen-Thuringen) (b)(d)(e)	5,340,000	5,340,000
Allegheny County Indl. Dev. Auth. Econ. Dev. Rev. (Glassport
Realty Ltd. Proj.) 3.8%, LOC Huntington Nat’l. Bank,
Columbus, VRDN (b)(c)	1,560,000	1,560,000
Allegheny County Indl. Dev. Auth. Rev.:
Participating VRDN Series Merlots A48, 3.54% (Liquidity
Facility Wachovia Bank NA) (b)(d)	3,000,000	3,000,000
(Doren, Inc. Proj.) Series 1997 C, 3.65%, LOC Nat’l. City
Bank, PA, VRDN (b)(c)	1,400,000	1,400,000
(R.I. Lampus Co. Proj.) Series 1997 A, 3.65%, LOC Nat’l.
City Bank, PA, VRDN (b)(c)	2,525,000	2,525,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 3.6%, LOC PNC
Bank NA, Pittsburgh, VRDN (b)(c)	3,120,000	3,120,000
(UPMC Children’s Hosp. Proj.) Series 2004 A, 3.68%,
VRDN (b)	3,200,000	3,200,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating
VRDN Series EGL 95 3503, 3.55% (Liquidity Facility
Citibank NA, New York) (b)(d)	6,700,000	6,700,000
Berks County Indl. Dev. Auth. Rev. (Fleetwood Industries Bus.
Trust Proj.) 3.61%, LOC First Tennessee Bank NA, Memphis,
VRDN (b)(c)	2,440,000	2,440,000
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg
Proj.) 3.43%, LOC Manufacturers & Traders Trust Co.,
VRDN (b)	3,200,000	3,200,000
Bucks County Indl. Dev. Auth. Rev.:
(Double H Plastics, Inc. Proj.) Series 1993, 3.62%, LOC
Wachovia Bank NA, VRDN (b)(c)	1,120,000	1,120,000
(Snowball Real Estate LP Proj.) 3.67%, LOC Wachovia Bank
NA, VRDN (b)(c)	2,240,000	2,240,000

See accompanying notes which are an integral part of the financial statements.

23		Annual Report

Fidelity Pennsylvania Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Butler County Indl. Dev. Auth. Rev. (Armco, Inc. Proj.)
Series 1996 A, 3.6%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)(c)	$ 1,500,000	$1,500,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 3.66%, LOC Bayerische Hypo-und
Vereinsbank AG, VRDN (b)(c)	5,825,000	5,825,000
Series 1998 A2, 3.65%, LOC Bayerische Hypo-und
Vereinsbank AG, VRDN (b)(c)	3,300,000	3,300,000
Central Bucks School District Series 2000 A, 3.56%
(FGIC Insured), VRDN (b)	4,125,000	4,125,000
Chester County Inter Unit 3.61%, LOC PNC Bank NA,
Pittsburgh, VRDN (b)	1,660,000	1,660,000
Delaware County Indl. Dev. Auth. Rev. Participating VRDN
Series PA 1295, 3.56% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	2,250,000	2,250,000
Erie County Gen. Oblig. Participating VRDN Series PT 1961,
3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,625,000	3,625,000
Harrisburg Auth. Wtr. Rev.:
Series 2002 B, 3.56% (FSA Insured), VRDN (b)	3,000,000	3,000,000
Series A, 3.56% (FGIC Insured), VRDN (b)	2,800,000	2,800,000
Hatfield Township Indl. Dev. Auth. Exempt Facilities Rev.
(Hatfield Quality Meats Proj.) 3.6%, LOC Bank of America
NA, VRDN (b)(c)	1,500,000	1,500,000
Lackawanna County Gen. Oblig. Series 2004 B, 3.53%
(FSA Insured), VRDN (b)	3,300,000	3,300,000
Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall
College Proj.) Series 1997, 3.61%, VRDN (b)	2,860,000	2,860,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic
States Materials Proj.) Series 1999, 3.62%, LOC Wachovia
Bank NA, VRDN (b)(c)	1,200,000	1,200,000
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev.
Participating VRDN Series MS 1170X, 3.57% (Liquidity
Facility Morgan Stanley) (b)(c)(d)	2,000,000	2,000,000
Lycoming County Indl. Dev. Auth. (FXD-Brodart Co. Proj.):
Series A, 3.66%, LOC Manufacturers & Traders Trust Co.,
VRDN (b)(c)	1,905,000	1,905,000
Series C, 3.66%, LOC Manufacturers & Traders Trust Co.,
VRDN (b)(c)	1,000,000	1,000,000
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1991, 3.31%
tender 2/8/06, CP mode (c)	2,500,000	2,500,000
(Binney & Smith, Inc. Proj.) Series 1997 A, 3.57%,
LOC JPMorgan Chase Bank, VRDN (b)(c)	2,350,000	2,350,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland
Ind. Park Proj.) 3.6%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)(c)	$ 2,400,000	$2,400,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series B, 3.6%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	19,700,000	19,700,000
(Merck & Co. Proj.) Series 2000, 3.58%, VRDN (b)(c)	11,000,000	11,000,000
(York Wtr. Co. Proj.) Series B, 3.6% (XL Cap. Assurance, Inc.
Insured), VRDN (b)(c)	3,500,000	3,500,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1996 A2, 3.6%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)(c)	400,000	400,000
Series 1999 C4, 3.6%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)(c)	800,000	800,000
Series 2002 B6, 3.6%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)(c)	800,000	800,000
Series 2004 D2, 3.6%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)(c)	2,800,000	2,800,000
Series 2004 D6, 3.6%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)(c)	2,700,000	2,700,000
Series B3, 3.6%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)(c)	1,400,000	1,400,000
Series B5, 3.6%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)(c)	1,000,000	1,000,000
Pennsylvania Econ. Dev. Fing. Auth. Rev.:
(Westrum Hanover, LP Proj.) 3.57%, LOC Fed. Home Ln.
Bank Pittsburg, VRDN (b)(c)	2,900,000	2,900,000
(Westrum Harleysville II LP Proj.) 3.57%, LOC Fed. Home Ln.
Bank Pittsburg, VRDN (b)(c)	4,335,000	4,335,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev.:
Participating VRDN Series MT 47, 3.58% (Liquidity Facility
Lloyds TSB Bank PLC) (b)(c)(d)	4,500,000	4,500,000
(Waste Mgmt., Inc. Proj.) 3.78%, VRDN (b)(c)	4,200,000	4,200,000
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev.
(Sunoco, Inc. (R&M) Proj.):
Series A, 3.605%, VRDN (b)(c)	1,600,000	1,600,000
Series B, 3.77% (Sunoco, Inc. Guaranteed), VRDN (b)(c)	1,600,000	1,600,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series EGL 04 43 Class A, 3.55% (Liquidity Facility Citibank
NA) (b)(d)	10,250,000	10,250,000
Series Merlots 04 B15, 3.54% (Liquidity Facility Wachovia
Bank NA) (b)(d)	3,095,000	3,095,000

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Fidelity Pennsylvania Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Pennsylvania Gen. Oblig. Participating VRDN: – continued
Series MS 1193, 3.55% (Liquidity Facility Morgan
Stanley) (b)(d)	$ 8,000,000	$8,000,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 C, 3.43%, LOC Sallie Mae, VRDN (b)(c)	1,500,000	1,500,000
Series 1988 E, 3.43%, LOC Sallie Mae, VRDN (b)(c)	14,000,000	14,000,000
Series 1997 A, 3.6% (AMBAC Insured), VRDN (b)(c)	2,900,000	2,900,000
Series 2000 A, 3.6% (AMBAC Insured), VRDN (b)(c)	4,000,000	4,000,000
Series 2001 B, 3.56% (FSA Insured), VRDN (b)(c)	800,000	800,000
Series 2002 B, 3.6% (FSA Insured), VRDN (b)(c)	2,800,000	2,800,000
Series A:
3.6% (AMBAC Insured), VRDN (b)(c)	2,500,000	2,500,000
3.6% (FSA Insured), VRDN (b)(c)	20,500,000	20,500,000
Series A1, 3.6% (AMBAC Insured), VRDN (b)(c)	5,600,000	5,600,000
Pennsylvania Higher Edl. Facilities Auth. (Washington &
Jefferson Dev. Corp. Proj.) Series A, 3.56%, LOC Unicredito
Italiano Spa, VRDN (b)	3,500,000	3,500,000
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev.
Participating VRDN Series MT 42, 3.57% (Liquidity Facility
Lloyds TSB Bank PLC) (b)(d)	3,290,000	3,290,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN:
Series Merlots 05 D6, 3.54% (Liquidity Facility Wachovia
Bank NA) (b)(d)	4,400,000	4,400,000
Series TOC 05 P, 3.55% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(d)	2,000,000	2,000,000
(Mount Aloysius College Proj.) Series L3, 3.56%, LOC Allied
Irish Banks PLC, VRDN (b)	2,600,000	2,600,000
Pennsylvania Hsg. Fin. Agcy.:
Participating VRDN:
Series LB 04 L80, 3.63% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(c)(d)	2,890,000	2,890,000
Series MT 163, 3.58% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	3,600,000	3,600,000
Series PA 1235, 3.58% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	1,675,000	1,675,000
Series PA 930, 3.56% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	4,995,000	4,995,000
Series PT 2190, 3.58% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	7,515,000	7,515,000
Series PT 890, 3.58% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	1,315,000	1,315,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

26

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Pennsylvania Hsg. Fin. Agcy.: – continued
Participating VRDN:
Series Putters 1213, 3.58% (Liquidity Facility JPMorgan
Chase & Co.) (b)(c)(d)	$ 2,390,000	$2,390,000
Series 2004 84D, 3.57% (Liquidity Facility Dexia Cr. Local
de France), VRDN (b)(c)	10,635,000	10,635,000
Series 2004 85C, 3.42% (Liquidity Facility Landesbank
Hessen-Thuringen), VRDN (b)(c)	5,645,000	5,645,000
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating
VRDN:
Series MS 958, 3.55% (Liquidity Facility Morgan
Stanley) (b)(d)	3,710,000	3,710,000
Series Stars 124, 3.54% (Liquidity Facility BNP Paribas
SA) (b)(d)	8,990,000	8,990,000
Pennsylvania Tpk. Commission Oil Franchise Tax Rev.
Participating VRDN Series ROC II R1005, 3.55% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	995,000	995,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series AAB 04
9, 3.54%, tender 1/6/06 (Liquidity Facility ABN-AMRO
Bank NV) (b)(d)	3,100,000	3,100,000
Philadelphia Arpt. Rev.:
Participating VRDN:
Series PT 3077, 3.59% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	1,000,000	1,000,000
Series SG 118, 3.59% (Liquidity Facility Societe
Generale) (b)(c)(d)	2,600,000	2,600,000
Series 2005 C, 3.63% (MBIA Insured), VRDN (b)(c)	5,000,000	5,000,000
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating
VRDN:
Series PA 882, 3.59% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	2,200,000	2,200,000
Series Putters 217, 3.58% (Liquidity Facility JPMorgan Chase
Bank) (b)(c)(d)	7,715,000	7,715,000
Philadelphia Gas Works Rev. Participating VRDN:
Series 1998 104, 3.55% (Liquidity Facility Morgan
Stanley) (b)(d)	2,195,000	2,195,000
Series MS 906, 3.55% (Liquidity Facility Morgan
Stanley) (b)(d)	3,000,000	3,000,000
Series Putters 384, 3.55% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	3,000,000	3,000,000
Philadelphia Gen. Oblig. TRAN Series A, 4% 6/30/06	16,685,000	16,760,468
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys. Rev.
Bonds (Jefferson Health Sys. Proj.) Series A, 5.5% 5/15/06	2,045,000	2,064,088

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Fidelity Pennsylvania Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Philadelphia Redev. Auth. Rev. Participating VRDN Series DB
134, 3.56% (Liquidity Facility Deutsche Bank AG) (b)(c)(d) $	3,500,000	$3,500,000
Philadelphia School District Participating VRDN:
Series EGL 7050036, 3.55% (Liquidity Facility Citibank
NA) (b)(d)	3,800,000	3,800,000
Series EGL 7050039, 3.55% (Liquidity Facility Citibank
NA) (b)(d)	3,000,000	3,000,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN:
Series MS 773, 3.55% (Liquidity Facility Morgan
Stanley) (b)(d)	2,000,000	2,000,000
Series SG 158, 3.54% (Liquidity Facility Societe
Generale) (b)(d)	1,200,000	1,200,000
Pittsburgh Gen. Oblig. Bonds Series 1996 A, 6% 3/1/06
(MBIA Insured)	2,540,000	2,552,379
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev.
Participating VRDN Series PT 996, 3.58% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(c)(d)	7,905,000	7,905,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev.
(Northeastern Pwr. Co. Proj.) Series 1997 B, 3.85%, LOC
Dexia Cr. Local de France, VRDN (b)(c)	4,995,000	4,995,000
Scranton-Lackawanna Health & Welfare Auth. Rev.
Participating VRDN Series Merlots 02 A18, 3.54% (Liquidity
Facility Wachovia Bank NA) (b)(d)	2,550,000	2,550,000
Southcentral Pennsylvania Gen. Auth. Rev. (Hanover Lutheran
Village Proj.) 3.56%, LOC Manufacturers & Traders Trust
Co., VRDN (b)	3,700,000	3,700,000
Southeastern Pennsylvania Transit Auth. Spl. Rev. Participating
VRDN Series BS 01 9016 Class A, 3.58% (Liquidity Facility
Bear Stearns Companies, Inc.) (b)(d)	5,500,000	5,500,000
Temple Univ. of the Commonwealth Sys. of Higher Ed. BAN 4%
4/28/06	5,000,000	5,019,173
		401,341,108

See accompanying notes which are an integral part of the financial statements.

Annual Report 28

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Puerto Rico 1.3%
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.5%
7/28/06, LOC Bank of Nova Scotia, New York Agcy., LOC
BNP Paribas SA	$ 2,900,000	$ 2,920,669
Puerto Rico Govt. Dev. Bank 2.85% 1/30/06, LOC Societe
Generale, CP (a)	2,600,000	2,600,000
		5,520,669

TOTAL INVESTMENT PORTFOLIO 97.2%
(Cost $414,361,777)		414,361,777

NET OTHER ASSETS – 2.8%		12,025,426
NET ASSETS 100%		$ 426,387,203

Security Type Abbreviations
BAN	—	BOND ANTICIPATION NOTE
CP	—	COMMERCIAL PAPER
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $2,600,000 or
0.6% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(d) Provides evidence of ownership in one
or more underlying municipal bonds.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $5,340,000
or 1.3% of net assets.

Additional information on each holding is as follows:

Acquisition
Security	Date	Cost
Allegheny County
Hosp. Dev. Auth.
Rev. Bonds Series
PT 762, 2.85%,
tender 6/15/06
(Liquidity Facility
Landesbank	9/4/03
Hessen Thuringen)	3/9/05	$ 5,340,000

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Municipal Cash Central Fund	$18,706

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities
		December 31, 2005

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $414,361,777)		$414,361,777
Cash		5,549,793
Receivable for fund shares sold		7,333,203
Interest receivable		2,726,037
Other receivables		39,007
Total assets		430,009,817

Liabilities
Payable for fund shares redeemed	$3,430,990
Distributions payable	18,651
Accrued management fee	172,074
Other affiliated payables	899
Total liabilities		3,622,614

Net Assets		$426,387,203
Net Assets consist of:
Paid in capital		$426,239,673
Undistributed net investment income		78,415
Accumulated undistributed net realized gain (loss) on
investments		69,115
Net Assets, for 426,282,498 shares outstanding		$426,387,203
Net Asset Value, offering price and redemption price per
share ($426,387,203 ÷ 426,282,498 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

30

Statement of Operations
	Year ended December 31, 2005

Investment Income
Interest		$9,065,499
Income from affiliated Central Funds		18,706
Total income		9,084,205

Expenses
Management fee	$1,862,949
Independent trustees’ compensation	1,652
Total expenses before reductions	1,864,601
Expense reductions	(328,257)	1,536,344

Net investment income		7,547,861
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		92,353
Net increase in net assets resulting from operations		$7,640,214

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements continued

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$7,547,861	$2,477,211
Net realized gain (loss)	92,353	(23,237)
Net increase in net assets resulting
from operations	7,640,214	2,453,974
Distributions to shareholders from net investment income .	(7,509,743)	(2,515,303)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	968,684,411	592,486,036
Reinvestment of distributions	7,419,506	2,473,422
Cost of shares redeemed	(881,682,805)	(557,374,245)
Net increase (decrease) in net assets and shares re-
sulting from share transactions	94,421,112	37,585,213
Total increase (decrease) in net assets	94,551,583	37,523,884

Net Assets
Beginning of period	331,835,620	294,311,736
End of period (including undistributed net investment
income of $78,415 and undistributed net investment
income of $40,289, respectively)	$426,387,203	$331,835,620

See accompanying notes which are an integral part of the financial statements.

Annual Report

32

Financial Highlights

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment
Operations
Net investment income	020	.008	.006	.011	.025
Distributions from net investment
income	(.020)	(.008)	(.006)	(.011)	(.025)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnA,B	2.02%	.81%	.65%	1.09%	2.50%
Ratios to Average Net AssetsC
Expenses before reductions	50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers,
if any	50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	41%	.48%	.49%	.46%	.47%
Net investment income	2.02%	.80%	.66%	1.09%	2.45%
Supplemental Data
Net assets, end of period
(000 omitted)	$426,387	$331,836	$294,312	$278,322	$240,705

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the former account closeout fee.
C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Notes to Financial Statements

For the period ended December 31, 2005

1. Significant Accounting Policies.

Fidelity Pennsylvania Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan Pennsylvania Municipal Income Fund to Fidelity Pennsylvania Municipal Income Fund effective August 15, 2005. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Effective January 18, 2006, the shareholders of the income fund approved to change the fund from diversified to non diversified. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Pennsylvania. Certain funds may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each fund uses independent pricing services approved by the Board of Trustees to value their investments. For the income fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securi ties. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

34

1. Significant Accounting Policies continued
Security Valuation - continued

As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities owned by the money market funds are valued at amortized cost which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, each fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to futures transactions and excise tax regulations.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

35 Annual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal			Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Fidelity Pennsylvania
Municipal Income Fund	$290,978,261	$11,227,270	$(981,304)	$10,245,966
Fidelity Pennsylvania
Municipal Money Market
Fund	414,361,777	—	—	—

				Undistributed
			Undistributed	Long-term
			Ordinary Income	Capital Gain
Fidelity Pennsylvania Municipal Income Fund			$10,405	$—
Fidelity Pennsylvania Municipal Money Market Fund			79,313	—

The tax character of distributions paid was as follows:

December 31, 2005
	Tax-exempt	Ordinary	Long-term
	Income	Income	Capital Gains	Total
Fidelity Pennsylvania
Municipal Income Fund	$12,342,980	$—	$2,072,399	$14,415,379
Fidelity Pennsylvania
Municipal Money
Market Fund	7,509,743	—	—	7,509,743

December 31, 2004
	Tax-exempt	Ordinary	Long-term
	Income	Income	Capital Gains	Total
Fidelity Pennsylvania
Municipal Income Fund	$11,909,386	$9,602	$1,271,017	$13,190,005
Fidelity Pennsylvania
Municipal Money
Market Fund	2,515,303	—	—	2,515,303

Short Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

Annual Report 36

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in each applicable fund’s Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to cover initial margin requirements by depositing collateral with a futures commission merchant. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depend ing on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contracts. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund’s Schedule of Investments.

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

37 Annual Report

Notes to Financial Statements continued
2. Operating Policies continued
Swap Agreements continued

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, for the income fund aggregated $90,912,705 and $78,292,916, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the income fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual man agement fee rate was .37% of the fund’s average net assets.

FMR and its affiliates provide the money market fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .50% of the fund’s average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund. Citibank has entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund’s transfer and share holder servicing agent and accounting functions. The fund pays account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting,

Annual Report

38

4. Fees and Other Transactions with Affiliates continued
Transfer Agent and Accounting Fees continued

printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.08%

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the income fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Transfer
	Custody	Agent	Accounting
	expense	expense	expense
	reduction	reduction	reduction

Fidelity Pennsylvania Municipal
Income Fund	$5,149	$145,121	$—

In addition, through an arrangement with the money market fund’s custodian and transfer agent, $328,257 of credits realized as a result of uninvested cash balances were used to reduce the fund’s management fee.

39 Annual Report

Notes to Financial Statements continued
7. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

Annual Report

40

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Pennsylvania Municipal Income Fund (formerly Spartan Pennsylvania Municipal Income Fund) and Fidelity Pennsylvania Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Pennsylvania Municipal Income Fund (formerly Spartan Pennsyl vania Municipal Income Fund) (a fund of Fidelity Municipal Trust) and Fidelity Pennsylvania Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2005 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Municipal Trust’s and Fidelity Municipal Trust II’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial state ments, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 7, 2006

41 Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, and review each fund’s performance. Except for William O. McCoy, and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1984 or 1991

Trustee of Fidelity Municipal Trust (1984) and Fidelity Municipal Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

42

Name, Age; Principal Occupation Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Pennsylvania Municipal Money Market (2005 present) and Pennsylvania Municipal Income (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Adminis trative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

43 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Annual Report

44

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

45 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Annual Report

46

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001 or 2002

Trustee of Fidelity Municipal Trust (2002) and Fidelity Municipal Trust II (2001). Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

47 Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Pennsylvania Municipal Money Market and Pennsylva nia Municipal Income. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

Charles S. Morrison (45)

Year of Election or Appointment: 2005

Vice President of Pennsylvania Municipal Money Market. Mr. Morrison also serves as Vice President of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice Presi dent of FIMM (2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Annual Report

48

Name, Age; Principal Occupation David L. Murphy (57)

Year of Election or Appointment: 2002 or 2005

Vice President of Pennsylvania Municipal Money Market (2002) and Pennsylvania Municipal Income (2005). Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice Presi dent of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Munici pal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of Pennsylvania Municipal Income. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present), certain Bal anced Funds (2005 present), certain Asset Allocation Funds (2005 pres ent), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Mark Sommer (45)

Year of Election or Appointment: 2002

Vice President of Pennsylvania Municipal Income. Mr. Sommer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Sommer worked as an analyst and manager.

49 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Michael Widrig (42)

Year of Election or Appointment: 2003

Vice President of Pennsylvania Municipal Money Market. Mr. Widrig also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Widrig worked as an analyst and manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Manage ment, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Pennsylvania Municipal Money Market and Penn sylvania Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Penn sylvania Municipal Money Market and Pennsylvania Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Annual Report

50

Name, Age; Principal Occupation Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Pennsylvania Municipal Money Market and Pennsyl vania Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Pennsylvania Municipal Money Market and Pennsyl vania Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Pre viously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Pennsylvania Municipal Money Market and Pennsyl vania Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

51 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Pennsylvania Municipal Money Market and Penn sylvania Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Pennsylvania Municipal Money Market and Penn sylvania Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986

Assistant Treasurer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Annual Report

52

Name, Age; Principal Occupation Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Pennsylvania Municipal Money Market and Pennsylvania Municipal Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

53 Annual Report

Distributions

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year indicated or for dividends for the taxable year ended 2005, if subse quently determined to be different, the net capital gain of such year.

Fund	December 31, 2005
Fidelity Pennsylvania Municipal Income Fund	$2,080,789
Fidelity Pennsylvania Municipal Money Market Fund	69,115

During fiscal year ended 2005, 100% of each fund’s income dividends were free from federal income tax, and 13.39% and 59.51% of Fidelity Pennsylvania Municipal Income Fund and Fidelity Pennsylvania Municipal Money Market Fund’s income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

54

Proxy Voting Results

A special meeting of Fidelity Pennsylvania Municipal Money Market Fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	667,201,902.33	95.261
Withheld	33,193,298.35	4.739
TOTAL	700,395,200.68	100.000
Albert R. Gamper, Jr.
Affirmative	667,477,031.41	95.300
Withheld	32,918,169.27	4.700
TOTAL	700,395,200.68	100.000
Robert M. Gates
Affirmative	666,308,716.35	95.133
Withheld	34,086,484.33	4.867
TOTAL	700,395,200.68	100.000
George H. Heilmeier
Affirmative	664,652,778.09	94.897
Withheld	35,742,422.59	5.103
TOTAL	700,395,200.68	100.000
Abigail P. Johnson
Affirmative	664,170,496.79	94.828
Withheld	36,224,703.89	5.172
TOTAL	700,395,200.68	100.000
Edward C. Johnson 3d
Affirmative	663,788,907.22	94.773
Withheld	36,606,293.46	5.227
TOTAL	700,395,200.68	100.000
Stephen P. Jonas
Affirmative	667,006,752.59	95.233
Withheld	33,388,448.09	4.767
TOTAL	700,395,200.68	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	666,373,338.05	95.142
Withheld	34,021,862.63	4.858
TOTAL	700,395,200.68	100.000

Ned C. Lautenbach
Affirmative	666,334,938.56	95.137
Withheld	34,060,262.12	4.863
TOTAL	700,395,200.68	100.000

William O. McCoy
Affirmative	665,764,692.27	95.056
Withheld	34,630,508.41	4.944
TOTAL	700,395,200.68	100.000

Robert L. Reynolds
Affirmative	667,335,421.55	95.280
Withheld	33,059,779.13	4.720
TOTAL	700,395,200.68	100.000

Cornelia M. Small
Affirmative	667,579,724.56	95.315
Withheld	32,815,476.12	4.685
TOTAL	700,395,200.68	100.000

William S. Stavropoulos
Affirmative	665,215,267.33	94.977
Withheld	35,179,933.35	5.023
TOTAL	700,395,200.68	100.000

Kenneth L. Wolfe
Affirmative	666,060,714.08	95.098
Withheld	34,334,486.60	4.902
TOTAL	700,395,200.68	100.000

A Denotes trust-wide proposal and voting results.

55 Annual Report

Proxy Voting Results - continued

A special meeting of Fidelity Pennsylvania Municipal Income Fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the propos als before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	4,012,578,790.76	95.238
Withheld	200,653,306.55	4.762
TOTAL	4,213,232,097.31	100.000
Albert R. Gamper, Jr.
Affirmative	4,015,643,707.84	95.310
Withheld	197,588,389.47	4.690
TOTAL	4,213,232,097.31	100.000
Robert M. Gates
Affirmative	4,004,345,809.00	95.042
Withheld	208,886,288.31	4.958
TOTAL	4,213,232,097.31	100.000
George H. Heilmeier
Affirmative	4,008,127,523.93	95.132
Withheld	205,104,573.38	4.868
TOTAL	4,213,232,097.31	100.000
Abigail P. Johnson
Affirmative	3,993,175,527.66	94.777
Withheld	220,056,569.65	5.223
TOTAL	4,213,232,097.31	100.000
Edward C. Johnson 3d
Affirmative	3,987,333,615.26	94.638
Withheld	225,898,482.05	5.362
TOTAL	4,213,232,097.31	100.000
Stephen P. Jonas
Affirmative	4,010,007,680.52	95.177
Withheld	203,224,416.79	4.823
TOTAL	4,213,232,097.31	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	4,010,231,303.96	95.182
Withheld	203,000,793.35	4.818
TOTAL	4,213,232,097.31	100.000

Ned C. Lautenbach
Affirmative	4,009,136,177.44	95.156
Withheld	204,095,919.87	4.844
TOTAL	4,213,232,097.31	100.000

William O. McCoy
Affirmative	4,001,996,735.35	94.986
Withheld	211,235,361.96	5.014
TOTAL	4,213,232,097.31	100.000

Robert L. Reynolds
Affirmative	4,010,560,206.65	95.190
Withheld	202,671,890.66	4.810
TOTAL	4,213,232,097.31	100.000

Cornelia M. Small
Affirmative	4,011,161,760.21	95.204
Withheld	202,070,337.10	4.796
TOTAL	4,213,232,097.31	100.000

William S. Stavropoulos
Affirmative	4,001,217,912.57	94.968
Withheld	212,014,184.74	5.032
TOTAL	4,213,232,097.31	100.000

Kenneth L. Wolfe
Affirmative	4,011,439,868.05	95.211
Withheld	201,792,229.26	4.789
TOTAL	4,213,232,097.31	100.000

A Denotes trust-wide proposal and voting results.

Annual Report 56

PROPOSAL 2
To change Fidelity Pennsylvania
Municipal Income Fund from a diver-
sified to a non-diversified fund.
	# of	% of
	Votes	Votes
Affirmative	138,944,647.47	74.679
Against	29,304,872.03	15.751
Abstain	10,404,283.99	5.592
Broker
Non Votes .	7,402,189.22	3.978
TOTAL	186,055,992.71	100.000

57 Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report 58

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

59 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Sub-Adviser
Fidelity Investments Money
Management, Inc.
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

PFR-UANN-0206 1.787740.102

Item 2. Code of Ethics

As of the end of the period, December 31, 2005, Fidelity Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Michigan Municipal Money Market Fund, Fidelity Ohio Municipal Money Market Fund and Fidelity Pennsylvania Municipal Money Market Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A
Fidelity Michigan Municipal Money Market Fund	$32,000	$31,000
Fidelity Ohio Municipal Money Market Fund	$33,000	$30,000
Fidelity Pennsylvania Municipal Money Market Fund	$31,000	$29,000
All funds in the Fidelity Group of Funds audited by PwC	12,300,000	$10,800,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2005 and December 31, 2004 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004A
Fidelity Michigan Municipal Money Market Fund	$0	$0
Fidelity Ohio Municipal Money Market Fund	$0	$0
Fidelity Pennsylvania Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005A	2004A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A
Fidelity Michigan Municipal Money Market Fund	$1,700	$1,600
Fidelity Ohio Municipal Money Market Fund	$1,700	$1,600
Fidelity Pennsylvania Municipal Money Market Fund	$1,700	$1,600
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A
Fidelity Michigan Municipal Money Market Fund	$1,700	$1,500
Fidelity Ohio Municipal Money Market Fund	$1,800	$1,600
Fidelity Pennsylvania Municipal Money Market Fund	$1,500	$1,300
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
PwC	$190,000	$490,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate fees billed by PwC of $3,550,000A and $2,650,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A
Covered Services	$200,000	$500,000
Non-Covered Services	$3,350,000	$2,150,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	February 17, 2006